                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______________

Post-Effective Amendment No. _______________
                        (Check appropriate box or boxes)


Exact Name of Registrant as Specified in Charter:
Area Code and Telephone Number:

     Principal Investors Fund, Inc.    (800) 247-4123

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     711 High Street, Des Moines, Iowa 50392

Name and Address of Agent for Service:
With a copy to:

Michael D. Roughton                    John W. Blouch
Counsel                                Jones & Blouch L.L.P.
Principal Investors Fund, Inc.         1025 Thomas Jefferson Street, N.W.
711 High Street                        Suite 405 West
Des Moines, Iowa 50392-0300            Washington, D.C. 20007


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
             ______________________________________________________

Title of Securities Being Registered:

Advisors Preferred Class, Advisors Select Class, Preferred Class,
                         Select Class, Institutional Class and Class J Common
Stock,
                         par value $.01 per share.

             ______________________________________________________

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on April 10, 2003, pursuant to Rule 488.

             ______________________________________________________

                         PRINCIPAL INVESTORS FUND, INC.
                             CROSS REFERENCE SHEET
            PURSUANT TO RULE 481(a) UNDER THE SECURITIES ACT OF 1933

                      FORM N-14 INFORMATION STATEMENT AND
                          ITEM NO. PROSPECTUS CAPTION

PART A

Item 1. ......................................
      Beginning of Registration Statement and Outside
      Front Cover Page of Prospectus .........Cross Reference Sheet; Cover Page

Item 2.......................................
      Beginning and Outside Back Cover Page of Prospectus    Table of Contents

Item 3.......................................
      Fee Table, Synopsis Information and Risk Factors

      Summary; Principal Risk Factors

Item 4.......................................Information about the Transaction

      The Plan

Item 5.
                                             Information about the Registrant
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 6.
                                             Information about the Company Being
                                             Acquired
                                             Incorporation of Documents by
                                             Reference in the Prospectus

Item 7.......................................Voting Information

      Introduction and Voting Information

Item 8.......................................
      Interest of Certain Persons and Experts      Not Applicable

Item 9. ......................................
      Additional Information Required for Reoffering by Persons Deemed to be Underwriters ...Not Applicable

PART B

Item 10......................................Cover Page
                                             Cover Page of Statement of
                                             Additional Information

Item 11......................................Table of Contents
                                             Table of Contents of Statement of
                                             Additional Information

Item 12.
                                             Additional Information about the
                                             Registrant
                                             Statement of Additional Information
                                             of Principal Investors Fund, Inc.
                                             dated March 1, 2003.

Item 14......................................Financial Statements
                                             Financial Statements as noted in
                                             the Statement of Additional
                                             Information

PART C

Item 15......................................Indemnification
                                                            Indemnification

Item 16......................................Exhibits  Exhibits

Item 17......................................Undertakings   Undertakings

Logo
Principal
    Financial
    Group








April 10, 2003

Dear Shareholder:

The Board of Directors of Principal Investors Fund, Inc. has called a special meeting of the shareholders of one series of the Fund, the Partners MidCap Blend Fund, for May 14, 2003 to vote on a Plan of Acquisition which provides for the combination of the Partners MidCap Blend Fund with another series of the Fund, the MidCap Blend Fund. If the Plan is approved by shareholders and implemented, shareholders of the Partners MidCap Blend Fund will cease to own shares of the Partners MidCap Blend Fund and will become the owner of shares of the same class of the MidCap Blend Fund equal in value to the shares of the Partners MidCap Blend Fund. The Board believes that the proposed change is in the best interest of each series of the Fund and its shareholders.

The Partners MidCap Blend Fund and the MidCap Blend Fund are growth-oriented funds which invest primarily in common stocks of companies with medium market capitalization and seek long-term growth of capital. While the funds have somewhat different definitions of an "medium-sized" company, the principal difference between the Partners MidCap Blend Fund and the MidCap Blend Fund is the that investment advisory services are provided by different sub-advisory firms.

It is important that you take time to read the prospectus/information statement. If you have questions regarding the prospectus/information statement or your account, please call our shareholder services department toll-free at 1-800-247-4123.

Sincerely,
LOGO

/s/Ralph C. Eucher

Ralph C. Eucher
President
Principal Investors Fund, Inc.

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS

                           TO BE HELD ON MAY 14, 2003
                                  ___________

To the Shareholders:

Notice is hereby given that a special meeting of the shareholders of the Partners MidCap Blend Fund, a series of Principal Investors Fund, Inc., will be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-2080. The meeting is being held to consider and vote on the following matter as well as any other business that may properly come before the meeting or any adjournment thereof:

     1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the MidCap Blend Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock, and the Partners MidCap Blend Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

You are entitled to notice of and to vote at the meeting, and any adjournment, if you owned shares of the Partners MidCap Blend Fund at the close of business on April 7, 2003, the record date for the meeting.

Please read the attached prospectus/information statement.

LOGO
                                        /s/A. S. Filean
                                        For the Board of Directors
                                        Arthur S. Filean
                                        Senior Vice President and Secretary

                                        April 10, 2003

                         PRINCIPAL INVESTORS FUND, INC.
                            MIDCAP BLEND FUND SERIES
                          PARTNERS MIDCAP BLEND SERIES
                        PROSPECTUS/INFORMATION STATEMENT

This prospectus/information statement is being furnished in connection with a special meeting of the shareholders of the Partners MidCap Blend Fund, a series of Principal Investors Fund, Inc. ("Investors Fund") to be held at 2:00 p.m. C.D.T., on May 14, 2003, at the offices of Principal Management Corporation, 680 8th Street, Des Moines, Iowa 50392-0200.

At the meeting, shareholders of the Partners MidCap Blend Fund will vote on a Plan of Acquisition ("Plan"). Under the Plan, if approved, the MidCap Blend Fund, another series of the Investors Fund, will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock. The Partners MidCap Blend Fund will immediately redeem all its outstanding Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shares by distributing the MidCap Blend Fund shares of the same classes to its shareholders. As a result, a shareholder of the Partners MidCap Blend Fund will have the same amount invested in the same share class of the MidCap Blend Fund that the shareholder had invested in those share classes of the Partners MidCap Blend Fund at the effective time. The manager of the Investors Fund, Principal Management Corporation, has agreed to pay all expenses incurred by the Partners MidCap Blend Fund in connection with the Plan.

The Partners MidCap Blend Fund and the MidCap Blend Fund are each a series of the Investors Fund, which is a Maryland corporation organized by Principal Life Insurance Company ("Principal Life") and registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Investment Company Act"). The primary investment objective of the Partners MidCap Blend Fund and the MidCap Blend Funds to seek long-term growth of capital. Each Fund pursues its investment objective by investing at least 80% of its assets in common stocks of non-U.S. companies having medium market capitalizations. The Partners MidCap Blend Fund defines such companies as companies with market capitalizations similar to companies in the S&P MidCap 400 Index (ranging between $145 million and $7.3 billion as of December 31, 2002). The MidCap Blend Fund defines medium-sized companies as companies with market capitalizations similar to companies in the Russell MidCap Index (ranging between $194 million and $13.276 billion as of December 31, 2002).

This prospectus/information statement sets forth concisely the information you should know before voting on the proposed Plan. You should retain it for future reference.

The prospectus and Statement of Additional Information for the MidCap Blend Fund and the Partners MidCap Blend Fund, dated March 1, 2003, have been filed with the Securities and Exchange Commission ("SEC") and are available without charge by writing to the Investors Fund or its manager at their principal executive offices, 680 8th Street, Des Moines, Iowa 50392-2080 or by telephoning toll-free 1-800-247-4123. The prospectus of the MidCap Blend Fund and the Partners MidCap Blend Fund, dated March 1, 2003, and the Statement of Additional Information, dated April 10, 2003, relating to this prospectus/information statement, are incorporated herein by reference. As a shareholder of the Partners MidCap Blend Fund, you previously received a current prospectus for the MidCap Blend Fund a prospectus that combines these and other series of the Investors Fund. A copy of the prospectus may be obtained as described above.
                             _____________________

THE SEC HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              _____________________

                    The date of this prospectus/information
                          statement is April 10, 2003

                        PROSPECTUS/INFORMATION STATEMENT

                               TABLE OF CONTENTS


INTRODUCTION AND VOTING INFORMATION...................................     5
  Special Meeting; Voting.............................................     5
  Additional Information..............................................     5
SUMMARY ..............................................................     7
  The Plan............................................................     7
  Reasons for the Plan................................................     7
  Investment Objectives and Policies..................................     8
  Fees and Expenses of the Series.....................................     9
  Purchases...........................................................     13
  Exchanges...........................................................     13
  Redemption Procedures and Fees......................................     13
  Dividends and Distributions.........................................     13
  Federal Income Tax Consequences of the Proposed Combination.........     14
  Costs and Expenses..................................................     14
  Continuation of Shareholder Accounts................................     14
PRINCIPAL RISK FACTORS................................................     14
THE PLAN..............................................................     14
  Plan of Acquisition.................................................     14
  Description of Securities to Be Issued..............................     15
  Reasons for the Proposed Combination................................     15
  Federal Income Tax Consequences.....................................     16
  Capitalization......................................................     16
MANAGEMENT'S DISCUSSION OF SERIES PERFORMANCE.........................     17
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS........     18
ADDITIONAL INFORMATION ABOUT THE SERIES...............................     21
PROPOSALS OF SHAREHOLDERS.............................................     22
OTHER BUSINESS........................................................     22

APPENDIX A: FORM OF PLAN OF ACQUISITION ...............................    22

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING
-----------------------
We are furnishing this prospectus/information statement to you as a shareholder of the Partners MidCap Blend Fund, a series of the Investors Fund, in connection with a special meeting of the shareholders of the Partners MidCap Blend Fund to be held on May 14, 2003. The purpose of the meeting is to vote on the Plan for the Partners MidCap Blend Fund. A copy of the Plan is included as Appendix A. The Plan provides for the combination of the Partners MidCap Blend Fund with the MidCap Blend Fund which is also a series of Investors Fund, as more fully described below. The prospectus/information statement is first being furnished to shareholders on or about April 10, 2003.

THE BOARD OF DIRECTORS OF THE INVESTORS FUND HAS APPROVED THE PLAN AND RECOMMENDS THAT THE SHAREHOLDERS OF THE PARTNERS MIDCAP BLEND FUND VOTE FOR THE PLAN AND THE TRANSACTIONS WHICH IT CONTEMPLATES.

Shareholders of record of the Partners MidCap Blend Fund at the close of business on April 7, 2003, the record date, are entitled to vote at the meeting. As of the record date, the Partners MidCap Blend Fund had the following shares outstanding and entitled to be voted.

                                          OUTSTANDING
              SHARE CLASS                   SHARES
              -----------                 -----------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J

Shareholders of the Partners MidCap Blend Fund are entitled to one vote for each share of each Class held at the meeting. A quorum for the Partners MidCap Blend Fund must be present at the meeting for the transaction of business. The holders of record of one-third of the shares outstanding at the close of business on the record date present at the meeting will constitute a quorum for the meeting. The approval of the Plan by the Partners MidCap Blend Fund requires the affirmative vote of a majority of all the votes entitled to be cast by shareholders of the Partners MidCap Blend Fund. Abstentions and broker non-votes (votes from brokers or nominees indicating that they have not received instructions from the beneficial owners on an item for which the broker or nominee does not have discretionary power) are counted toward a quorum but do not represent votes cast for the Plan or any other issue. If the shareholders of the Partners MidCap Blend Fund do not approve the Plan, the Board will consider possible alternative arrangements, and Principal Management Corporation will continue to manage the Partners MidCap Blend Fund.

Proxies of the shareholders of the Partners MidCap Blend Fund are not being solicited because Principal Life owned a majority of the outstanding shares of the Partners MidCap Blend Fund as of the record date, and is expected to be present at the meeting and to vote in favor of approval of the Plans.

ADDITIONAL INFORMATION
----------------------
On April 7, 2003, the directors and officers of the Investors Fund together owned less than 1% of each of the Partners MidCap Blend Fund's and the MidCap Blend Fund's outstanding shares. Principal Life, Des Moines, Iowa, 50392, an Iowa life insurance company and an affiliate of Principal Management Corporation, the manager of the Funds (the "Manager"), owned of record and beneficially, either directly or through subsidiaries, _____% of the outstanding shares of the MidCap Blend Fund. The table below shows the percentage of the outstanding shares of each Class of the Partners MidCap Blend Fund owned by Principal Life on April 7, 2003 and based on those holdings, its percentage of ownership at the effective time (3:00 p.m. C.D.T. on May 21, 2003):

                                   PRINCIPAL LIFE'S
                                     INTERNATIONAL         PRINCIPAL LIFE'S
                                     SMALLCAPFUND          MIDCAP BLEND FUND
                                 PERCENTAGE OWNERSHIP    PERCENTAGE OWNERSHIP
          SHARE CLASS              ON APRIL 7, 2003      AT THE EFFECTIVE TIME
          -----------            ---------------------  -----------------------
  Advisors Preferred
  Advisors Select
  Preferred
  Select
  Institutional
  Class J


The ultimate parent of Principal Life is Principal Financial Group, Inc.

As of April 7, 2003, the following shareholders owned 5% or more of the outstanding shares of any Class of the Funds:

                                                                   PERCENTAGE
 NAME                                      ADDRESS                OF OWNERSHIP
 ----                                     --------                ------------
PARTNERS MIDCAP BLEND FUND - ADVISORS
SELECT CLASS

PARTNERS MIDCAP BLEND FUND - CLASS J

MIDCAP BLEND FUND - ADVISORS SELECT
CLASS


MIDCAP BLEND FUND - ADVISORS PREFERRED
CLASS

MIDCAP BLEND FUND - PREFERRED CLASS





The Investors Fund does not know of any other person who owned at the record date, or will own at the effective time, of record or beneficially 5% or more of the outstanding shares of any of the Series.

                                    SUMMARY

The following is a summary of certain information contained or incorporated by reference in this prospectus/information statement. It is qualified in its entirety by the more detailed information appearing elsewhere or incorporated by reference in this prospectus/information statement.

THE PLAN
--------
You are being asked to approve the Plan, which provides for the combination of the Partners MidCap Blend Fund with the MidCap Blend Fund. The Partners MidCap Blend and MidCap Blend Fund are each a series of the Investors Fund. Under the Plan, at the effective time on the closing date, the MidCap Blend Fund will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue to the Partners MidCap Blend Fund shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class and Class J common stock having a value equal to the net assets of the Partners MidCap Blend Fund attributable to each share class. Immediately thereafter, the Partners MidCap Blend Fund will distribute all the MidCap Blend Fund shares it receives to its shareholders who own the corresponding class of the Partners MidCap Blend Fund shares and thereby redeem all its outstanding shares. Each Partners MidCap Blend Fund shareholder will receive MidCap Blend Fund shares equal in value to the shares of the corresponding class of the Partners MidCap Blend Fund held by the shareholder at the effective time. If the Plan is approved, the effective time will be 3:00 p.m. C.D.T. on June 30, 2003.

REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The Partners MidCap Blend Fund has a relatively small amount of assets and has experienced limited sales of shares. While the Partners MidCap Blend Fund has been in existence only since March 1, 2001, its investment performance has been relatively poor. For example, the investment performance of the Preferred share class ranked in the 63rd, 91st, 90th and 95th percentile for the rolling 12-month period, ended March 31, June 30, September 30 and December 31, 2002 on a net basis relative to all mutual funds in Morningstar's mid-cap blend category. The likelihood that the Partners MidCap Blend Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Investors Fund considered these and other factors, and determined that the proposed Plan would be in the best interests of the Partners MidCap Blend Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Partners MidCap Blend Fund will not be diluted as a result of the transactions contemplated by the Plan. The Board believes that the Plan will provide shareholders of the Partners MidCap Blend Fund with an investment in a mid-cap fund with a more favorable expense ratio and better investment performance track record than the Partners MidCap Blend Fund. The table below reflects the investment performance of the Partners MidCap Blend Fund and the MidCap Blend Fund for the periods ended February 28, 2003.

                                                         TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                         --------------------------------------------------------------------------------------------------------
                                                                         ADVISORS                                  ADVISORS
                                         PREFERRED                       PREFERRED             SELECT               SELECT
        SERIES                             CLASS                           CLASS                CLASS                CLASS
        ------           ----------------------------------------   --------------       -------------------  -------------------
                                                    SINCE                      SINCE                SINCE                 SINCE
                               1-YR.             INCEPTION**        1-YR.   INCEPTION**  1-YR.   INCEPTION**  1-YR.    INCEPTION**
                               -----             -----------        -----   -----------  -----   -----------  -----    -----------
 MidCap Blend Fund            -11.52                 -5.04          -11.80     -5.35     -11.63     -5.19     -11.96      -5.54
 Partners MidCap Blend
 Fund                         -28.14                -18.23          -28.34    -18.48     -28.28    -18.35     -28.48     -18.60

                                                         TOTAL RETURN WITH MAXIMUM SALES CHARGE*
                                        ----------------------------------------
                                                          INSTITUTIONAL
                         SERIES                               CLASS                         CLASS J
                         ------                          ----------------               -----------------

                                                                      SINCE           1-YR.        SINCE
                                                       1-YR.       INCEPTION***       -----     INCEPTION***
                                                       -----       ------------                 ------------
 MidCap Blend Fund                                     -11.28          -5.06         -13.07         -5.93
 Partners MidCap Blend Fund                            -27.97         -18.05         -29.33        -18.72
 *No front-end or back-end sales charge applies to any of the share classes, except Class J shares. A contingent deferred sales charge of 1.00% is charged on redemptions of Class J shares within 18 months of their purchase.
 **Inception Date of December 6, 2000 for MidCap Blend Fund and March 1, 2001 for Partners MidCap Blend Fund.
 ***Inception Date of March 1, 2001.

INVESTMENT OBJECTIVES AND POLICIES
----------------------------------
The primary investment objective of the MidCap Blend Fund and the Partners MidCap Blend Fund is to seek long-term growth of capital. Each Fund invests at least 80% of its assets in companies having medium market capitalizations. The Partners MidCap Blend Fund defines such companies as companies with market capitalizations similar to companies in the S&P MidCap 400 Index (ranging between $145 million and $7.3 billion as of December 31, 2002). The MidCap Blend Fund defines medium-sized companies as companies with market capitalizations similar to companies in the Russell MidCap Index (ranging between $194 million and $13.276 billion as of December 31, 2002).

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with Morgan Stanley Asset Management ("MSAM") to provide investment advisory services to the Partners MidCap Blend Fund. The Manager has entered into a sub-advisory agreement with Principal Global Investors, LLC ("PGI") to provide investment advisory services to the MidCap Blend Fund. PGI is a directly wholly-owned subsidiary of Principal Life and an affiliate of the Manager.

Under the sub-advisory agreements, the Manager compensates PGI by paying it a portion of the fee the Manager receives from each Fund. The Manager pays PGI a smaller percentage of the fee it receives from the MidCap Blend Fund compared to the percentage it pays to MSAM from fees it receives from the Partners MidCap Blend Fund. The Manager also currently pays a portion of the expenses of the Class J shares of each of the Funds. If the Plan is approved, the combined assets of the Funds will be sub-advised by PGI, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the Partners MidCap Blend Fund, and the overall amount of the Manager's expense reimbursement for Class J shares will be reduced.

FEES AND EXPENSES OF THE SERIES
-------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of either of the series.

                                                         SHAREHOLDER FEES
                                            (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                            -----------------------------------------
                                                            ADVISORS            ADVISORS
                                               PREFERRED   PREFERRED   SELECT    SELECT    INSTITUTIONAL
                                                 CLASS       CLASS      CLASS     CLASS        CLASS                     CLASS J
                                               ---------   ---------   ------   --------   -------------               ------------
  Maximum sales charge imposed on purchases
  (as a % of offering price)                      None        None      None      None          None                     None
  Maximum Contingent Deferred Sales Charge
  ("CDSC") (as a % of dollars subject to
  charge)                                         None        None      None      None          None                     1.00/(1)/
  Redemption or Exchange Fee                      None        None      None      None          None                     1.00/(2)/
                                               //                      //                                  /     /          /
 ///(1)/A contingent deferred sales charge of 1% applies on certain redemptions of shares made within 18 months after they are purchased.//
 ///(2)/
    Redemption fees or exchange fees are charged on redemptions or exchanges of $50,000 or more of shares redeemed within 30 days after they are purchased.


ONE-TIME FEES
      . Class J shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem) shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
      . A redemption fee or exchange fee of 1.00% is charged on redemptions or exchanges of Class J shares of $50,000 or more if the shares were purchased within 30 days of the redemption or exchange. The fee is calculated as a percentage of market value at the time the shares are redeemed or exchanged.

The operating expenses attributable to each share class of each Fund (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2002 were as follows:

                                                   PARTNERS MIDCAP BLEND FUND
                             -----------------------------------------------------------------------
                                        ADVISORS                  ADVISORS
                             PREFERRED  PREFERRED                  SELECT   INSTITUTIONAL
  FUND OPERATING EXPENSES      CLASS      CLASS    SELECT CLASS*   CLASS        CLASS       CLASS J**
  -----------------------    ---------  ---------  -------------  --------  -------------   ---------
 Management Fees               1.00%      1.00%        1.00%       1.00%        1.00%         1.00%
 12b-1 Fees                    0.00       0.25         0.10        0.30         0.00          0.50
 Other Expenses                0.26       0.32         0.28        0.45         0.00          1.71
                               ----       ----         ----        ----         ----          ----
 Total Operating Expenses      1.26%      1.57%        1.38%       1.75%        1.00%         3.21%


                                                                              MIDCAP BLEND FUND
                                         ----------------------------------------------------------------------------------------
                                                               ADVISORS                        ADVISORS
                                            PREFERRED         PREFERRED         SELECT          SELECT          INSTITUTIONAL
        FUND OPERATING EXPENSES               CLASS             CLASS           CLASS*           CLASS              CLASS
        -----------------------             ---------         ---------         ------         --------         -------------
 Management Fees                              0.65%             0.65%            0.65%           0.65%              0.65%
 12b-1 Fees                                   0.00              0.25             0.10            0.30               0.00
 Other Expenses                               0.26              0.32             0.28            0.45               0.00
                                              ----              ----             ----            ----               ----
 Total Operating Expenses                     0.91%             1.22%            1.03%           1.40%              0.65%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective
  June 10, 2002.
 **The Manager has voluntarily agreed to limit expenses paid by the Class J shares of the MidCap Blend Fund and the Partners MidCap
  Blend Fund. The Manager intends to pay expenses normally payable by Class J shares of the MidCap Blend Fund and the Partners
  MidCap Blend Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce each Fund's Class
  J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the
  MidCap Blend Fund and the Partners MidCap Blend Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed:
   . 1.95% for the Partners MidCap Blend Fund through February 28, 2004.
   . 1.60% for the MidCap Blend Fund through February 28, 2003, and 1.70% thereafter through February 29, 2004.



        FUND OPERATING EXPENSES              CLASS J**
        -----------------------              ---------
 Management Fees                               0.65%
 12b-1 Fees                                    0.50
 Other Expenses                                1.12
                                               ----
 Total Operating Expenses                      2.27%
 *A Distribution Plan and Agreement was adopted by the Investors Fund pursuant to Rule 12b-1 for the Select Class shares effective
  June 10, 2002.
 **The Manager has voluntarily agreed to limit expenses paid by the Class J shares of the MidCap Blend Fund and the Partners MidCap
  Blend Fund. The Manager intends to pay expenses normally payable by Class J shares of the MidCap Blend Fund and the Partners
  MidCap Blend Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce each Fund's Class
  J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the
  MidCap Blend Fund and the Partners MidCap Blend Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed:
   . 1.95% for the Partners MidCap Blend Fund through February 28, 2004.
   . 1.60% for the MidCap Blend Fund through February 28, 2003, and 1.70% thereafter through February 29, 2004.



The MidCap Blend Fund's expenses, assuming implementation of the Plan on May 21, 2003, as a percentage of average daily net assets are as follows:

                                                                     MIDCAP BLEND FUND
                         ----------------------------------------------------------------------------------------
                                               ADVISORS                        ADVISORS
     FUND OPERATING         PREFERRED         PREFERRED         SELECT          SELECT          INSTITUTIONAL
        EXPENSES              CLASS             CLASS            CLASS           CLASS              CLASS
     --------------         ---------         ---------         ------         --------         -------------
  Management Fees             0.65%             0.65%            0.65%           0.65%              0.65%
  12b-1 Fees                  0.00              0.25             0.10            0.30               0.00
  Other Expenses              0.26              0.32             0.28            0.45               0.00
                              ----              ----             ----            ----               ----
  Total Operating
  Expenses                    0.91%             1.22%            1.03%           1.40%              0.65%
 *
  The Manager has voluntarily agreed to limit expenses paid by the Class J shares of the MidCap Blend Fund. The Manager intends to pay expenses normally payable by Class J shares of the MidCap Blend Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce the MidCap Blend Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the MidCap Blend Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.



     FUND OPERATING
        EXPENSES             CLASS J*
     --------------          --------
  Management Fees              0.65%
  12b-1 Fees                   0.50
  Other Expenses               1.08
                               ----
  Total Operating              2.23%
  Expenses
 *
  The Manager has voluntarily agreed to limit expenses paid by the Class J shares of the MidCap Blend Fund. The Manager intends to pay expenses normally payable by Class J shares of the MidCap Blend Fund through the period ending February 29, 2004. The effect of the expense limitation is to reduce the MidCap Blend Fund's Class J shares annual operating expenses. The limitation will maintain a total level of operating expenses for Class J shares of the MidCap Blend Fund (expressed as a percent of average net assets attributable to Class J shares on an annualized basis) not to exceed 1.70%.

The following is an example of the effect of the operating expenses of each of the Funds as of October 31, 2002. The examples assume (1) a 5% annual return, and (2) each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of each Fund, based upon these assumptions:

                          NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                         ----------------------------------------------------
                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                         -----------  ------------  ------------  ---------------
  MidCap Blend Fund         $ 93          $290          $504          $1,120
  Partners MidCap Blend
  Fund                       128           400           692           1,523

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  MidCap Blend Fund          $124            $387            $670            $1,477
  Partners MidCap Blend
  Fund                        160             496             855             1,867

                            NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                           -------------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  MidCap Blend Fund           $105        $328         $569          $1,259
  Partners MidCap Blend
  Fund                         140         437          755           1,657

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  MidCap Blend Fund          $143          $443           $766            $1,680
  Partners MidCap Blend
  Fund                        178           551            949             2,062

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  MidCap Blend Fund          $ 66          $208           $362            $  810
  Partners MidCap Blend
  Fund                        102           318            552             1,225

                                    IF YOU SELL YOUR CLASS J SHARES
                           --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                           --------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  MidCap Blend Fund           $230        $709        $1,215         $2,605
  Partners MidCap Blend
  Fund                         426         989         1,678          3,512

                                 IF YOU DO NOT SELL YOUR CLASS J SHARES
                           --------------------------------------------
                              NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                           --------------------------------------------
                             1 YEAR      3 YEARS      5 YEARS       10 YEARS
                           ----------  -----------  -----------  --------------
  MidCap Blend Fund           $230        $709        $1,215         $2,605
  Partners MidCap Blend
  Fund                         324         989         1,678          3,512

The following is an example of the effect of the operating expenses of the MidCap Blend Fund, assuming implementation of the Plans on May 21, 2003. The examples assume (1) a 5% annual return, and (2) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in shares of the MidCap Blend Fund, based upon these assumptions:

                          NUMBER OF YEARS YOU OWN YOUR PREFERRED CLASS SHARES
                         ----------------------------------------------------
                           1 YEAR       3 YEARS       5 YEARS        10 YEARS
                         -----------  ------------  ------------  --------------
  MidCap Blend Fund          $93          $290          $504          $1,120

                          NUMBER OF YEARS YOU OWN YOUR ADVISORS PREFERRED CLASS SHARES
                         -------------------------------------------------------------
                            1 YEAR         3 YEARS         5 YEARS          10 YEARS
                         -------------  --------------  --------------  -----------------
  MidCap Blend Fund          $124            $387            $670            $1,477

                          NUMBER OF YEARS YOU OWN YOUR SELECT CLASS SHARES
                         -------------------------------------------------
                           1 YEAR      3 YEARS      5 YEARS       10 YEARS
                         ----------  -----------  -----------  --------------
  MidCap Blend Fund         $105        $328         $569          $1,259

                         NUMBER OF YEARS YOU OWN YOUR ADVISORS SELECT CLASS SHARES
                         ----------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  MidCap Blend Fund          $143          $443           $766            $1,680

                          NUMBER OF YEARS YOU OWN YOUR INSTITUTIONAL CLASS SHARES
                         --------------------------------------------------------
                            1 YEAR        3 YEARS        5 YEARS         10 YEARS
                         ------------  -------------  -------------  ----------------
  MidCap Blend Fund          $66           $208           $362             $810

                                  IF YOU SELL YOUR CLASS J SHARES
                         --------------------------------------------
                            NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                         --------------------------------------------
                           1 YEAR      3 YEARS      5 YEARS       10 YEARS
                         ----------  -----------  -----------  --------------
  MidCap Blend Fund         $329        $697        $1,195         $2,565

                               IF YOU DO NOT SELL YOUR CLASS J SHARES
                         --------------------------------------------
                            NUMBER OF YEARS YOU OWN YOUR CLASS J SHARES
                         --------------------------------------------
                           1 YEAR      3 YEARS      5 YEARS       10 YEARS
                         ----------  -----------  -----------  --------------
  MidCap Blend Fund         $226        $697        $1,195         $2,565


PURCHASES
---------
Shares of the MidCap Blend Fund and the Partners MidCap Blend Fund are offered for sale through Princor Financial Services Corporation ("Princor"), a broker-dealer that is also the principal underwriter for the Investors Fund, or other dealers which it selects.

ONGOING FEES
------------
The MidCap Blend Fund and the Partners MidCap Blend Fund pay ongoing fees to the Manager. Some of the share classes of each Fund also pay on-going fees to Princor and others who provide services to the funds. These fees reduce the value of each share you own.

DISTRIBUTION (12B-1) FEES
-------------------------
The Investors Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 for its Advisors Preferred, Advisors Select, Select and Class J shares for the MidCap Blend Fund and the Partners MidCap Blend Fund. Under each Distribution Plan, each Fund pays a fee to Princor based on the average daily net asset values attributable to these share classes. These ongoing fees pay expenses relating to distribution of shares of the four share classes referred to above and for services Princor and other selling dealers provide to shareholders of those classes of shares. Because they are ongoing, the fees may, over time, exceed other types of sales charges such as front-end charges or contingent deferred sales charges.

                                   12B-1 FEE
                                   ---------
 Advisors Preferred Class Shares     0.25%
 Advisors Select Class Shares...     0.30%
 Select Class Shares............     0.10%
 Class J Shares.................     0.50%


EXCHANGES
---------
Shares of the MidCap Blend Fund and each Partners MidCap Blend Fund may be exchanged, without payment of a sales charge or CDSC, for shares of the same class of other series of the Investors Fund. If Class J shares are exchanged for Class J shares of another series, the shares acquired by the exchange will be subject to the applicable CDSC imposed by the new series; however, the holding period of the Class J shares exchanged is added to the holding period of the acquired Class J shares for purposes of determining the applicable charge.

REDEMPTION PROCEDURES AND FEES
------------------------------
Shares of the MidCap Blend Fund and the Partners MidCap Blend Fund may be redeemed at a price equal to the net asset value of the shares next computed following the receipt of a request for redemption in proper form with respect to Class J shares, the amount you receive will be reduced by any applicable CDSC or redemption fee.

Generally, the sale proceeds are sent to you on the next day following the day you place the sell order.


DIVIDENDS AND DISTRIBUTIONS
---------------------------
The MidCap Blend Fund and the Partners MidCap Blend Fund each pay its net investment income on an annual basis. Payments are made to shareholders of record on the business day prior to the payment date. The payment date is December 19th (or previous business day).

Net realized capital gains, if any, are distributed annually. Generally the distribution is made on the second business day of December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains the Funds distribute to shareholders may be taxable at different rates, depending on the length of time that the Fund holds its assets.


Immediately prior to the reorganization, the MidCap Blend Fund and the Partners MidCap Blend Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their respective shareholders all of their investment company taxable income for taxable years ending on or prior to the reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income each Fund distribute to its shareholders.


FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED COMBINATION
-----------------------------------------------------------
The combination will be a tax-free "reorganization" under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either Fund or either Fund's shareholders in connection with the combination, and the tax cost basis of the MidCap Blend Fund shares received by shareholders of the Partners MidCap Blend Fund will equal the tax cost basis of their shares in the Partners MidCap Blend Fund and their holding period of the MidCap Blend Fund shares will include the time during which the shareholders held the Partners MidCap Blend Fund shares.

COSTS AND EXPENSES
------------------
The Manager will bear all out-of-pocket fees and expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

CONTINUATION OF SHAREHOLDER ACCOUNTS
------------------------------------
At the effective time of the Plan, you will cease to be a shareholder of the Partners MidCap Blend Fund and will become a shareholder of the MidCap Blend Fund owning the same class of shares of the MidCap Blend Fund having the same value as the investment you had in the Partners MidCap Blend Fund at the effective time.

                             PRINCIPAL RISK FACTORS

The primary investment objective of the MidCap Blend Fund and the Partners MidCap Blend Fund is to seek long-term growth of capital. Each series invests primarily in common stocks of U.S. companies. Each series invests at least 80% of its assets in companies having medium market capitalizations. The Partners MidCap Blend Fund defines such companies as companies with market capitalizations similar to companies in the S&P MidCap 400 Index (ranging between $145 million and $7.3 billion as of December 31, 2002). The MidCap Blend Fund defines medium-sized companies as companies with market capitalizations similar to companies in the Russell MidCap Index (ranging between $194 million and $13.276 billion as of December 31, 2002). Each series may invest up to 25% of its assets in foreign securities. Thus, the risks of investing in each series are the same. As with all mutual funds, as the values of the assets of each series rise or fall, the share prices change for each. If you sell your shares when their value is less than the price you paid, you will lose money.

MAIN RISKS

Because it purchases equity securities, each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing of either series.

The medium capitalization companies in which each series invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required by U.S. companies.

In addition, each series is subject to the risk that its principal market segment, medium capitalization stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund's performance may sometimes be lower or higher than that of other types of funds.

                                    THE PLAN

PLAN OF ACQUISITION
-------------------
The terms of the Plan are summarized below. The summary is qualified in its entirety by reference to the Plan, a copy of which is attached as Appendix A.

Under the Plan, the MidCap Blend Fund will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and will issue to the Partners MidCap Blend Fund the number of shares of Common Stock of each share class of the MidCap Blend Fund that has a net asset value equal to the net asset value attributable to each corresponding share class of the Partners MidCap Blend
Fund.   We expect that the closing date will be June 30, 2003, assuming shareholder approval of the Plan, and that the effective time will be the close of regular trading on the NYSE at 3:00 P.M., Central Daylight Time, on that date. The series will determine their net asset values as of the effective time using the procedures described in the Investors Fund's prospectus (the procedures applicable to the MidCap Blend Fund and the Partners MidCap Blend Fund are indentical). The MidCap Blend Fund will issue to the Partners MidCap Blend Fund a number of shares of each share class equal to the value of the net assets of each corresponding share class of the Partners MidCap Blend Fund outstanding at the effective time. The Partners MidCap Blend Fund will be managed such that at the effective time it will hold only cash or other securities that are eligible investments for the MidCap Blend Fund.


Immediately after the effective time, the Partners MidCap Blend Fund will distribute to you its MidCap Blend Fund shares of the same class as the Partners MidCap Blend Fund shares you own in exchange for all your Partners MidCap Blend Fund shares of that class. You will receive shares of the MidCap Blend Fund that are equal in value to the shares of the Partners MidCap Blend Fund that you surrender in the exchange. In connection with the exchange, the MidCap Blend Fund will credit on its books an appropriate number of its shares to the account of each Partners MidCap Blend Fund shareholder, and the Partners MidCap Blend Fund will cancel on its books all its shares registered to the account of that shareholder. Any outstanding certificate for Partners MidCap Blend Fund shares that is not surrendered will be deemed to represent the number of MidCap Blend Fund shares for which the Partners MidCap Blend Fund shares have been exchanged. After the effective time, the Partners MidCap Blend Fund will dissolve in accordance with applicable law.


The consummation of the transactions contemplated by the Plan for the Partners MidCap Blend Fund is subject to the approval of the Plan by the shareholders of the Partners MidCap Blend Fund. The Plan may be amended, but no amendment may be made to the Plan which in the opinion of the Board of Directors would materially adversely affect the interests of the shareholders of the Partners MidCap Blend Fund after the shareholders of the Partners MidCap Blend Fund have approved the Plan. The Board of Directors may terminate the Plan at any time before the effective time if it believes that consummation of the transactions contemplated by the Plan would not be in the best interests of the shareholders.


The Manager will pay all fees and out-of-pocket expenses incurred by the Funds in connection with the transactions contemplated by the Plan.

DESCRIPTION OF SECURITIES TO BE ISSUED
--------------------------------------
The share classes of the MidCap Blend Fund are shares of common stock, par value $.01 per share. They have the same rights with respect to the MidCap Blend Fund as the share classes of the Partners MidCap Blend Fund have with respect to the Partners MidCap Blend Fund. Each share is entitled to one vote and has equal rights with every other share as to dividends, earnings, voting, assets and redemption. There is no cumulative voting for directors. Shares are fully paid and non-assessable, have no preemptive or conversion rights and are freely transferable. Each fractional share has proportionately the same rights as are provided for a full share. As of April 7, 2003, the MidCap Blend Fund had the following number of shares of each class outstanding:

                         NUMBER OF OUTSTANDING
        CLASS                    SHARES
        -----            ---------------------
  Preferred
  Advisors Preferred
  Select
  Advisors Select
  Institutional
  Class J



REASONS FOR THE PROPOSED COMBINATION
------------------------------------
The Partners MidCap Blend Fund has a relatively small amount of assets and has experienced limited sales of shares. While the Partners MidCap Blend Fund has been in existence only since March 1, 2001, its investment performance has been relatively poor. For example, the investment performance of the Preferred share class ranked in the 63rd, 91st, 90th and 95th percentile for the rolling 12-month period, ended March 31, June 30, September 30 and December 31, 2002 on a net basis relative to all mutual funds in Morningstar's mid-cap blend category. The likelihood that the Partners MidCap Blend Fund will achieve significant asset levels in the foreseeable future is low. The Board for the Partners MidCap Blend Fund considered these and other factors and determined that the proposed Plan would be in the best interests of the Partners MidCap Blend Fund and its shareholders, that the terms of the Plan are fair and reasonable and that the interests of the shareholders of the Partners MidCap Blend Fund will not be diluted as a result of the transactions contemplated by the Plan.

The Plan has been approved by the Board of Directors of the MidCap Blend Fund and the Partners MidCap Blend Fund, including all of the directors who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act. In approving the Plan, the Boards considered the following factors, among others: (1) possible alternatives to the Plan; (2) the terms and conditions of the Plan and whether its implementation would result in dilution of shareholder interests or involve overreaching by any person concerned; (3) the advantages to the Partners MidCap Blend Fund's shareholders of investing in a larger asset pool with greater diversification; (4) any direct or indirect fees or expenses incurred by the Funds as a result of the Plan; (5) expense ratios and available information regarding the fees and expenses of the Funds, including any change in fees or expenses to be paid or borne by shareholders of the Partners MidCap Blend Fund (direct or indirectly) as a result of the Plan; (6) comparative investment performances of the Funds; (7) the direct or indirect federal income tax consequences of the Plan to shareholders of the Partners MidCap Blend Fund;
(8) the continuity of or changes in services to be provided to shareholders following implementation of the Plan; and (9) the compatibility of the investment objectives and policies of the Funds and changes with respect to the investment objectives and policies of the Partners MidCap Blend Fund that will result from the Plan.

FEDERAL INCOME TAX CONSEQUENCES
-------------------------------
To be considered a tax-free "reorganization" under Section 368 of the Code, a reorganization must exhibit a continuity of business enterprise. Because the MidCap Blend Fund will use a portion of the Partners MidCap Blend Fund's assets in its business and will continue the Partners MidCap Blend Fund's historic business, the combination of the Partners MidCap Blend Fund with the MidCap Blend Fund will exhibit a continuity of business enterprise. Therefore, the combination will be considered a tax-free "reorganization," under applicable provisions of the Code. In the opinion of tax counsel to the Investors Fund, no gain or loss will be recognized by either of the Funds or their shareholders in connection with the combination, the tax cost basis of the MidCap Blend Fund shares received by shareholders of the Partners MidCap Blend Fund will equal the tax cost basis of their shares in the Partners MidCap Blend Fund, and their holding periods for the MidCap Blend Fund shares will include their holding periods for the Partners MidCap Blend Fund shares.

As of October 31, 2002, the Partners MidCap Blend Fund had an accumulated capital loss carryforward in the amount of approximately $1,132,000. After the reorganization, this loss will be available to the MidCap Blend Fund to offset its capital gains, although the amount of offsetting losses available in any given year may be limited. As a result of this limitation, it is possible that the MidCap Blend Fund may not be able to use these losses as rapidly as the Partners MidCap Blend Fund might have, and part of these losses may not be useable at all. The ability of the MidCap Blend Fund to utilize the accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any capital loss carryfoward currently are available only to shareholders of the Partners MidCap Blend Fund. After the reorganization, however, these benefits will inure to the benefit of all shareholders of the MidCap Blend Fund.


The foregoing is only a summary of the principal federal income tax consequences of the combination and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. You may wish to consult with your own tax advisers regarding the federal, state, and local tax consequences with respect to the foregoing matters and any other considerations which may apply in your particular circumstances.

CAPITALIZATION
--------------
The following table shows the capitalization of the Partners MidCap Blend Fund and the MidCap Blend Fund separately, as of February 28, 2003, and combined in the aggregate (unaudited), as of that date, giving effect to the Plan:

                                              PARTNERS MIDCAP BLEND FUND
                        -----------------------------------------------------------------------
                        ADVISORS              ADVISORS
                        PREFERRED  PREFERRED   SELECT                 INSTITUTIONAL
                          CLASS      CLASS     CLASS    SELECT CLASS      CLASS        CLASS J
                        ---------  ---------  --------  ------------  -------------    -------
 Net Assets             $588,447   $654,511   $624,940    $557,086     $9,191,151     $3,083,721
 Net Asset Value Per
 Share                  $   6.65   $   6.69   $   6.63    $   6.67     $     6.72     $     6.61
 Shares Outstanding       88,543     97,860     94,255      83,500      1,367,501        466,728

                                                     MIDCAP BLEND FUND
                        ----------------------------------------------------------------------------
                         ADVISORS                ADVISORS
                        PREFERRED   PREFERRED     SELECT                  INSTITUTIONAL
                          CLASS       CLASS       CLASS     SELECT CLASS      CLASS         CLASS J
                        ---------   ---------    --------   ------------  -------------     -------
 Net Assets             $2,092,722  $1,370,272  $1,121,101   $1,111,173      $8,801       $17,034,167
 Net Asset Value Per
 Share                  $     8.89  $     8.90  $     8.88   $     8.89      $ 8.83       $      8.82
 Shares Outstanding        235,433     153,998     126,283      125,004         997         1,931,610

                                                 COMBINED MIDCAP BLEND FUND
                        ----------------------------------------------------------------------------
                         ADVISORS                ADVISORS
                        PREFERRED   PREFERRED     SELECT                  INSTITUTIONAL
                          CLASS       CLASS       CLASS     SELECT CLASS      CLASS         CLASS J
                        ---------   ---------    --------   ------------  -------------     -------
 Net Assets             $2,681,219  $2,024,783  $1,746,041   $1,668,259    $9,199,952     $20,117,888
 Net Asset Value Per
 Share                  $     8.89  $     8.90  $     8.88   $     8.89    $     8.83     $      8.82
 Shares Outstanding        301,625     227,538     196,659      187,668     1,041,897       2,281,238


            MANAGEMENT'S DISCUSSION OF MIDCAP BLEND FUND PERFORMANCE

The following discussion relates to the performance of the MidCap Blend Fund during its most recent fiscal year, which ended October 31, 2002.


The Principal Investors Fund - MidCap Blend Fund outperformed the Russell Midcap Index for the one-year period ended October 31, 2002, returning -2.95%, compared to -8.02% for the Index.


The Fund benefited from solid stock selection in the technology, financial, and health care sectors, and these sectors accounted for the majority of the Fund's outperformance over the Index. Although the average technology stock in the Russell Midcap Index was down nearly 40%, the Fund avoided owning many of these companies. In the financial sector, the Fund benefited from owning dominant companies like Sallie Mae and AFLAC that were up over 20%. In the health care sector, the Fund avoided many biotech companies that were down as much as 60% and instead owned companies like Boston Scientific, which was up more than 50% due to its development of a better stent to open blocked arteries.


We are optimistic about the Fund's prospects. The companies in the Fund's portfolio have returns on equity and profit margins that are much higher than the companies in the Index, which makes the companies in the portfolio superior businesses. These companies also have a price/earnings ratio less than that of the companies in the Index. We believe that superior businesses that are selling at lower valuations are a great combination.


The strategy of the Fund continues to view equity investments as long-term ownership stakes in operating businesses. The economic worth of a company is determined by the future free cash flows that it will produce for its owners. We believe that by purchasing companies at a discount to their economic worth we will generate excess returns. When examining companies, we focus on companies with competitive advantages that will lead to sustainable growth.

     1) MORNINGSTAR MID-CAP BLEND CATEGORY CONSISTS OF MID-CAP BLEND FUNDS THAT TYPICALLY INVEST IN STOCKS OF VARIOUS SIZES AND MIXED CHARACTERISTICS, GIVING IT A MIDDLE-OF-THE ROAD PROFILE. MOST SHY AWAY FROM HIGH-PRICED GROWTH STOCKS, BUT AREN'T SO PRICE-CONSCIOUS THAT THEY LAND IN VALUE TERRITORY. 2) RUSSELL MIDCAP INDEX IS AN INDEX THAT MEASURES THE PERFORMANCE OF THE 800 SMALLEST COMPANIES IN THE RUSSELL 1000 INDEX.

GROWTH OF $10,000

        Cumulative Returns
        as of October 31, 2002
Class                   1 Year  Life of Fund*
Advisors Preferred      -2.78%  -5.62%
Advisors Select         -2.95%  -5.81%
J                       -4.00%  -6.26%
Institutional           -2.23%  -5.43%
Preferred               -2.47%  -5.30%
Select                  -2.59%  -5.47%

         Standard &                        Morningstar
        Poor's MidCap   Russell MidCap    Mid-Cap Blend   MidCap Blend Fund,
         400 Index          Index            Category      Advisors Select
           10               10                10              10
"2001"     9.47             9.008             9.709           8.824
"2002"     9.015            8.286             9.327           8.564


Note: Past performance is not predictive of future performance.
The performance of Advisors Preferred, Preferred, Select, Institutional, and Class J shares will vary from the performance of Advisors Select shares based on the differences in sales charges and fees. The returns shown do not reflect taxes, if any, that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

* The inception date of the Institutional Class and Class J shares was March 1, 2001. The Advisors Preferred, Advisors Select, Preferred and Select Classes inception was December 6, 2000.

LOGO
                                       16

 2) S&P MIDCAP 400 INDEX INCLUDES APPROXIMATELY 10% OF THE CAPITALIZATION OF U.S. EQUITY SECURITIES. THESE ARE COMPRISED OF STOCKS IN THE MIDDLE CAPITALIZATION RANGE. ANY MID-SIZED STOCKS ALREADY INCLUDED IN THE S&P 500 ARE EXCLUDED FROM THIS INDEX.


         COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The investment objective of each Fund is fundamental and certain investment restrictions which are designated as such in each Fund's prospectus or Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholder's meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies and restrictions are not fundamental and may be changed by the Investors Fund Board of Directors without shareholder approval.

MIDCAP BLEND FUND
-----------------
The MidCap Blend Fund seeks long-term growth of capital.

MIDCAP BLEND FUND STRATEGY
The MidCap Blend Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the MidCap Blend Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub-Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the MidCap Blend Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI considers the quality and price of individual issuers rather than forecasting stock market trends in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on PGI's estimation of forward-looking rates of return. Up to 25% of the MidCap Blend Fund's assets may be invested in foreign securities.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the MidCap Blend Fund is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

PARTNERS MIDCAP BLEND FUND
--------------------------
The Partners MidCap Blend Fund seeks long-term growth of capital.

PARTNERS MIDCAP BLEND FUND STRATEGY
Under normal market conditions, the Partners MidCap Blend Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the S&P MidCap 400 Index) at the time of purchase. Market capitalization is defined as total market value of a company's outstanding stock.

MSAM, the Sub-Advisor, employs a strategy that uses a multi-factor approach to construct portfolios. This approach allows MSAM to strike a balance between the valuation of a company's shares and its long-term growth prospects. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. MSAM seeks to diversify the Partners MidCap Blend Fund's investments across market sectors and to obtain the best values within each sector. In determining whether securities should be sold, MSAM considers factors such as deteriorating fundamentals and relative valuation. Sector weightings normally are kept within plus or minus 5% of the S&P MidCap 400 Index. The Partners MidCap Blend Fund may invest up to 25% of its assets in securities of foreign corporations.

Value Investing - MSAM analyzes securities to identify stocks that are undervalued and measures the relative attractiveness of the Fund's current holdings against potential purchases. MSAM determines value using a variety of measures, including stock price/earnings and stock price/sales ratios. Value stocks generally pay dividends, but MSAM may select non-dividend paying stocks for their value characteristics. In determining whether securities should be sold, MSAM considers factors such as high valuation relative to other investment opportunities.


Growth Investing - MSAM focuses on common stocks that generally have higher growth rates, betas (a measure of price volatility), stock price/earnings ratios and lower yields than the stock market in general as measured by an appropriate market index. In buying and selling securities for the Fund's portfolio, MSAM emphasizes individual security selection. Individual companies are chosen based on such factors as potential growth in earnings, quality of management, new products and/or new markets, and research and development capabilities. In determining whether securities should be sold, MSAM considers factors such as deteriorating short or long-term earnings growth projections.


In addition to having similar investment objectives, the MidCap Blend Fund and Partners MidCap Blend Fund have many similar investment policies and restrictions.


PARTNERS MIDCAP BLEND FUND AND MIDCAP BLEND FUND INVESTMENT POLICIES AND RESTRICTIONS

Fundamental Restrictions
------------------------
Each of the following restrictions for the Partners MidCap Blend Fund and MidCap Blend Funds is a matter of fundamental policy and may not be changed without shareholder approval. The Partners MidCap Blend Fund and MidCap Blend Fund may not:
  . Issue any senior securities as defined in the 1940 Act, as amended.
    Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
  . Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
  . Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate. . Borrow money, except that it may a) borrow from banks (as defined in the
    1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).
  . Make loans, except that the series may a) purchase and hold debt obligations in accordance with its investment objective and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
  . Invest more than 5% of its total assets in the securities of any one issuer
    (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the series.
  . Act as an underwriter of securities, except to the extent that the series may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

  . Concentrate its investments in any particular industry, except that the series may invest up to 25% of the value of its total assets in a single industry, provided that, when the series has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
  . Sell securities short (except where the series holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The Partners MidCap Blend Fund and MidCap Blend Fund have also adopted the following restrictions that are not fundamental policies and that may be changed without shareholder approval. It is contrary to the Partners MidCap Blend Fund and MidCap Blend Fund's present policy to:
  . Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
  . Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.
  . Invest in companies for the purpose of exercising control or management.
  . Enter into a) any futures contracts and related options for non-bona fide hedging purposes within the meaning of Commodity Futures Trading Commission
    (CFTC) regulations if the aggregate initial margin and premiums required to establish such positions will exceed 5% of the fair market value of the series' net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such series' commitments under outstanding futures contracts positions would exceed the market value of its total assets.
  . Invest more than 5% of its total assets in real estate limited partnership interests.
  . Acquire securities of other investment companies in reliance on Section
    12(d) (1) (F) or (G) of the 1940 Act.

The Partners MidCap Blend Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in companies having market capitalizations similar to companies included in the S&P MidCap 400 Index.

The MidCap Blend Fund has also adopted a non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in companies having market capitalizations similar to companies included in the Russell MidCap Index.

INVESTMENT ADVISORY SERVICES
----------------------------
The Manager serves as investment advisor to the Investors Fund. The Manager has entered into a sub-advisory agreement with PGI to provide investment advisory services to the MidCap Blend Fund. PGI is a directly, wholly-owned subsidiary of Principal Life and an affiliate of the Manager. The MidCap Blend Fund paid the Manager a fee equal to 0.65% (0.0% for the Class J shares after waiver) of the MidCap Blend Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid PGI a sub-advisory fee equal to 0.10% of such assets.

The Manager has also entered into a sub-advisory agreement with Morgan Stanley Asset Management ("MSAM") to provide investment advisory services to the Partners MidCap Blend Fund. The Partners MidCap Blend Fund paid the Manager a fee equal to 1.00% (0.0% for the Class J shares after waiver) of the Partners MidCap Blend Fund's average daily net assets for services provided during the fiscal year ended October 31, 2002 and the Manager paid MSAM a sub-advisory fee of 0.50% of such assets.


If the Plan is approved, the combined assets of the Funds will be sub-advised by a sub-advisor affiliated with the Manager, the Manager will retain a larger portion of the advisory fees it will receive with respect to the assets formerly owned by the Partners MidCap Blend Fund, and the amount of the management fee waiver or expense reimbursement for Class J shares by the Manager will be reduced.

                    ADDITIONAL INFORMATION ABOUT THE SERIES

Additional information about the Funds is available in their annual reports to shareholders for the year ended October 31, 2002, and in the following documents which have been filed with the SEC: prospectus and Statement of Additional Information for the Investors Fund (including the MidCap Blend Fund and Partners MidCap Blend Fund) dated March 1, 2003; and Statement of Additional Information for the registration statement of which this prospectus/ information statement is a part, dated April 10, 2003. You may obtain copies of the annual reports to shareholders, the prospectuses and the Statements of Additional Information by contacting Princor Financial Services Corporation at Des Moines, Iowa 50392-2080, or by telephoning shareholder services toll-free at 1-800-247-4123.


Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, as applicable.
  Accordingly, each files reports, proxy materials and other information with the SEC. You may inspect those reports, proxy materials and other information at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D. C. 20549. Copies of such materials also may be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D. C. 20549, at prescribed rates, or at no charge from the EDGAR database on the Commission's website at "www.sec.gov."

                           PROPOSALS OF SHAREHOLDERS

A shareholder who has an issue that he or she would like to have included in the agenda at a Principal Investors Fund shareholder meeting should send the proposal to the Fund at the Principal Financial Group, Des Moines, Iowa 50392-0200. To be considered for presentation at a shareholders meeting, the proposal must be received a reasonable time before a solicitation is made for such meeting. Timely submission of a proposal does not necessarily mean that such proposal will be included.

                                 OTHER BUSINESS

We do not know of any business to be brought before the meeting other than the matters set forth in this prospectus/ information statement.

                                   APPENDIX A

                            PRINCIPAL INVESTORS FUND
                              PLAN OF ACQUISITION
                PARTNERS MIDCAP BLEND FUND AND MIDCAP BLEND FUND

The Board of Directors of Principal Investors Fund (the "Fund") deem it advisable that the MidCap Blend Fund of the Fund acquire all of the assets of the Partners MidCap Blend Fund in exchange for the assumption by the MidCap Blend Fund of all of the liabilities of the Partners MidCap Blend Fund and shares issued by the MidCap Blend Fund which are thereafter to be distributed by the Partners MidCap Blend Fund pro rata to its shareholders in complete liquidation and termination of the Partners MidCap Blend Fund and in exchange for all of the Partners MidCap Blend Fund's outstanding shares.

The Partners MidCap Blend Fund will transfer to the MidCap Blend Fund and the MidCap Blend Fund will acquire from the Partners MidCap Blend Fund, all of the assets of the Partners MidCap Blend Fund on the Closing Date and will assume from the Partners MidCap Blend Fund all of the liabilities of the Partners MidCap Blend Fund in exchange for the issuance of the number of shares of the MidCap Blend Fund determined as provided in the following paragraphs, which will be subsequently distributed pro rata to the shareholders of the Partners MidCap Blend Fund in complete liquidation and termination of the Partners MidCap Blend Fund and in exchange for all of the Partners MidCap Blend Fund's outstanding shares. The Partners MidCap Blend Fund will not issue, sell or transfer any of its shares after the Closing Date, and only redemption requests received by the Partners MidCap Blend Fund in proper form prior to the Closing Date shall be fulfilled by the Partners MidCap Blend Fund. Redemption requests received by the Partners MidCap Blend Fund thereafter will be treated as requests for redemption of those shares of the MidCap Blend Fund allocable to the shareholder in question.

Each Fund will declare to its shareholders of record on or prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its income (computed without regard to any deduction for dividends paid) and all of its net realized capital gains, if any, as of the Closing Date;

On the Closing Date, the MidCap Blend Fund will issue to the Partners MidCap Blend Fund a number of full and fractional shares of the MidCap Blend Fund, taken at their then net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of the Partners MidCap Blend Fund. The aggregate value of the net assets of the Partners MidCap Blend Fund and the MidCap Blend Fund shall be determined in accordance with the then current Prospectus of the MidCap Blend Fund as of closing of the New York Stock Exchange on the Closing Date.

The closing of the transactions contemplated in this Plan (the "Closing") shall be held at the offices of Principal Management, 680 8th Street, Des Moines, Iowa 50392-2080 at 3:00 p.m. Central Daylight Time on June 30, 2003 or on such earlier or later date as fund management may determine. The date on which the Closing is to be held as provided in this Plan shall be known as the "Closing Date."

In the event that on the Closing Date (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for the MidCap Blend Fund or the Partners MidCap Blend Fund to fairly determine the value of its assets, the Closing Date shall be postponed until the first business day after the day on which trading shall have been fully resumed.

As soon as practicable after the Closing, the Partners MidCap Blend Fund shall
(a) distribute on a pro rata basis to the shareholders of record of the Partners MidCap Blend Fund at the close of business on the Closing Date the shares of the MidCap Blend Fund received by the Partners MidCap Blend Fund at the Closing in exchange for all of the Partners MidCap Blend Fund's outstanding shares, and (b) be liquidated in accordance with applicable law and the Fund's Articles of Incorporation.

For purposes of the distribution of shares of the MidCap Blend Fund to shareholders of the Partners MidCap Blend Fund, the MidCap Blend Fund shall credit on the books of the MidCap Blend Fund an appropriate number of shares of the MidCap Blend Fund to the account of each shareholder of the Partners MidCap Blend Fund. No certificates will be issued for shares of the MidCap Blend Fund. After the Closing Date and until surrendered, each outstanding certificate, if any, which, prior to the Closing Date, represented shares of the Partners MidCap Blend Fund, shall be deemed for all purposes of the Fund's Articles of Incorporation and Bylaws to evidence the appropriate number of shares of the MidCap Blend Fund to be credited on the books of the MidCap Blend Fund in respect of such shares of the Partners MidCap Blend Fund as provided above.

Prior to the Closing Date, the Partners MidCap Blend Fund shall deliver to the MidCap Blend Fund a list setting forth the assets to be assigned, delivered and transferred to the MidCap Blend Fund, including the securities then owned by the Partners MidCap Blend Fund and the respective federal income tax bases (on an identified cost basis) thereof, and the liabilities to be assumed by the MidCap Blend Fund pursuant to this Plan.

All of the Partners MidCap Blend Fund's portfolio securities shall be delivered by the Partners MidCap Blend Fund's custodian on the Closing Date to the MidCap Blend Fund or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of the MidCap Blend Fund or its custodian with said depository. All cash to be delivered pursuant to this Plan shall be transferred from the Partners MidCap Blend Fund's account at its custodian to the MidCap Blend Fund's account at its custodian. If on the Closing Date the Partners MidCap Blend Fund is unable to make good delivery to the MidCap Blend Fund's custodian of any of the Partners MidCap Blend Fund's portfolio securities because such securities have not yet been delivered to the Partners MidCap Blend Fund's custodian by its brokers or by the transfer agent for such securities, then the delivery requirement with respect to such securities shall be waived, and the Partners MidCap Blend Fund shall deliver to the MidCap Blend Fund's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to the MidCap Blend Fund, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by the MidCap Blend Fund.

This Plan may be abandoned and terminated, whether before or after action thereon by the shareholders of the Partners MidCap Blend Fund and notwithstanding favorable action by such shareholder, if the Board of Directors believe that the consummation of the transactions contemplated hereunder would not be in the best interests of the shareholders of either Fund. This Plan may be amended by the Fund's Board of Directors at any time, except that after approval by the shareholders of the Partners MidCap Blend Fund no amendment may be made with respect to the Plan which in the opinion of the Board of Directors materially adversely affects the interests of the shareholders of the Partners MidCap Blend Fund.

Except as expressly provided otherwise in this Plan, Principal Management will pay or cause to be paid all out-of-pocket fees and expenses incurred by the Partners MidCap Blend Fund or the MidCap Blend Fund in connection with the transactions contemplated under this Plan, including, but not limited to, accountants' fees, legal fees, registration fees, printing expenses, transfer taxes (if any) and the fees of banks and transfer agents.

                         PRINCIPAL INVESTORS FUND, INC.
                          DES MOINES, IOWA 50392-0200
                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus/ information statement dated April 10, 2003 for the special meeting of the holders of each share class of the common stock, $.01 par value per share, of the Partners MidCap Blend Fund, a series of Principal Investors Fund, Inc., an open-end management investment company. The meeting is to be held on Wednesday, May 14, 2003. A copy of the prospectus/information statement may be obtained from Principal Management Corporation.


The prospectus/information statement describes certain transactions contemplated by the proposed combination of the Partners MidCap Blend Fund with the MidCap Blend Fund ("MidCap Blend Fund") pursuant to the terms of a Plan of Acquisition ("Plan"). Under the Plan, the MidCap Blend Fund would acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue in exchange shares of each share class of its common stock. The Partners MidCap Blend Fund would immediately redeem all its outstanding shares by distributing the MidCap Blend Fund shares to its shareholders. As a result, each shareholder would own shares in the MidCap Blend Fund equal in value to shares of the same class as he or she had owned in the Partners MidCap Blend Fund at the effective time. Principal Management Corporation has agreed to pay all expenses incurred by the series in connection with the Plan.


The date of the Statement of Additional Information is April 10, 2003.

                               OTHER INFORMATION

The information otherwise required to be set forth in this Statement of Additional Information is included in the prospectuses and Statements of Additional Information of the Investors Fund, dated March 1, 2003, and in the Investors Fund's Annual Report to Shareholders for the year ended October 31, 2002, all of which are incorporated herein by reference.

                              FINANCIAL STATEMENTS

The financial statements and footnotes thereto of the Principal Investors Fund, Inc., together with the Report of Independent Auditors thereon, are incorporated herein by reference from the Principal Investors Fund's Annual Report to Shareholders for the year ended October 31, 2002.

The financial statements of Principal Investors Fund, Inc. listed above and incorporated by reference into this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon and incorporated herein by reference. Such financial statements are incorporated by reference in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                          OCTOBER 31, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                         PARTNERS                        COMBINED
                           MIDCAP      MIDCAP BLEND     PRO FORMA      MIDCAP BLEND
                         BLEND FUND        FUND        ADJUSTMENTS         FUND
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT IN
 SECURITIES--AT COST..  $ 19,758,062   $ 12,042,693   $      --        $ 31,800,755
                        ============   ============   =========        ============
ASSETS
Investment in
 securities--at value.  $ 19,019,816   $ 10,628,654          --          29,648,470
Cash..................        10,106        327,537          --             337,643
Receivables:
 Capital Shares sold..        60,437          6,172          --              66,609
 Dividends and
  interest............        14,503          3,903          --              18,406
 Investment securities
  sold................       130,321        249,338          --             379,659
                        ------------   ------------   ---------        ------------
          Total Assets    19,235,183     11,215,604          --          30,450,787
LIABILITIES
Accrued expenses......        12,964          8,214          --              21,178
Payables:
 Investment securities
  purchased...........       179,222         91,918          --             271,140
                        ------------   ------------   ---------        ------------
     Total Liabilities       192,186        100,132          --             292,318
                        ------------   ------------   ---------        ------------
NET ASSETS APPLICABLE
 TO OUTSTANDING SHARES  $ 19,042,997   $ 11,115,472   $      --        $ 30,158,469
                        ============   ============   =========        ============

NET ASSETS CONSIST OF:
Capital Shares and
 additional
 paid-in-capital......  $ 20,770,479   $ 14,058,392   $      --        $ 34,828,871
Accumulated
 undistributed
 (overdistributed) net
 investment income
 (operating loss).....        15,511             --          --              15,511
Accumulated
 undistributed
 (overdistributed) net
 realized gain (loss).    (1,004,747)    (1,528,881)         --          (2,533,628)
Net unrealized
 appreciation
 (depreciation) of
 investments..........      (738,246)    (1,414,039)         --          (2,152,285)
                        ------------   ------------   ---------        ------------
      Total Net Assets  $ 19,042,997   $ 11,115,472   $      --        $ 30,158,469
                        ============   ============   =========        ============
CAPITAL STOCK (PAR
 VALUE: $.01 A SHARE):
Shares authorized.....   145,000,000    125,000,000          --         145,000,000
NET ASSET VALUE PER
 SHARE:
Advisors Preferred:
 Net Assets...........  $  2,130,699   $    573,482   $      --        $  2,704,181
  Shares issued and
 outstanding..........       235,723         83,500     (20,062)/(b)/       299,161
  Net asset value per
 share................  $       9.04   $       6.87          --        $       9.04
                        ============   ============          ==        ============

Advisors Select: Net
 Assets...............  $  1,137,842   $    571,774   $      --        $  1,709,616
  Shares issued and
 outstanding..........       126,178         83,500     (20,110)/(b)/       189,568
  Net asset value per
 share................  $       9.02   $       6.85          --        $       9.02
                        ============   ============          ==        ============

Class J: Net Assets...  $ 13,259,972   $  2,934,970   $      --        $ 16,194,942
  Shares issued and
 outstanding..........     1,482,033        429,376    (101,446)/(b)/     1,809,963
  Net asset value per
 share /(a)/..........  $       8.95   $       6.84          --        $       8.95
                        ============   ============          ==        ============

Institutional: Net
 Assets...............  $      8,984   $  5,784,939   $      --        $  5,793,923
  Shares issued and
 outstanding..........           997        834,596    (192,538)/(b)/       643,055
  Net asset value per
 share................  $       9.01   $       6.93          --        $       9.01
                        ============   ============          ==        ============

Preferred: Net Assets.  $  1,374,210   $    674,976   $      --        $  2,049,186
  Shares issued and
 outstanding..........       151,567         97,756     (23,337)/(b)/       225,986
  Net asset value per
 share................  $       9.07   $       6.90          --        $       9.07
                        ============   ============          ==        ============

Select: Net Assets....  $  1,131,290   $    575,331   $      --        $  1,706,621
  Shares issued and
 outstanding..........       124,999         83,500     (19,923)/(b)/       188,576
  Net asset value per
 share................  $       9.05   $       6.89          --        $       9.05
                        ============   ============          ==        ============



/(a) /Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
/(b) /Reflects new shares issued, net of retired shares of Partners MidCap Blend
  Fund.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                    YEAR ENDED OCTOBER 31, 2002 (UNAUDITED)
 -------------------------------------------------------------------------------

                                        PARTNERS                          COMBINED
                           MIDCAP     MIDCAP BLEND      PRO FORMA       MIDCAP BLEND
                         BLEND FUND       FUND      ADJUSTMENTS /(A)/       FUND
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME
 (OPERATING LOSS)
Income:
 Dividends............  $   177,742   $    65,696   $             --    $   243,438
 Interest.............       21,039         3,434                 --         24,473
                        -----------   -----------   ----------------    -----------
          Total Income      198,781        69,130                 --        267,911
Expenses:
 Management and
  investment advisory
  fees................       82,434        87,368            (30,507)       139,295
 Distribution fees....       46,118        16,445                 --         62,563
 Administrative
  service fees........        6,661         3,639                 --         10,300
 Service fees.........       10,197         5,771                 --         15,968
 Shareholder reports -
  Class J.............           --           687                 --            687
 Transfer and
  administrative fees
  - Class J...........       33,594         9,813                 --         43,407
                        -----------   -----------   ----------------    -----------
  Total Gross Expenses      179,004       123,723           (30,507)        272,220
 Less: Fees paid
  indirectly..........          290            --                 --            290
                        -----------   -----------   ----------------    -----------
    Total Net Expenses      178,714       123,723   (30,507)                271,930
                        -----------   -----------   ----------------    -----------
 Net Investment Income
      (Operating Loss)       20,067       (54,593)            30,507         (4,019)

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
 AND FOREIGN
 CURRENCIES
Net realized gain
 (loss) from:
 Investment
  transactions........     (742,864)   (1,196,068)                --     (1,938,932)
 Other investment
  companies...........       10,346            --                 --         10,346
Change in unrealized
 appreciation/depreciation
 of:
 Investments...........     (440,913)   (1,090,717)                --     (1,531,630)
       Net Realized and
 Unrealized Gain (Loss)
     on Investments and
     Foreign Currencies   (1,173,431)   (2,286,785)                --     (3,460,216)
                         -----------   -----------   ----------------    -----------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations  $(1,153,364)  $(2,341,378)  $         30,507    $(3,464,235)
                         ===========   ===========   ================    ===========



/(a) /Reflects estimated reduction in expenses due to lower management and investment advisory fees, larger net assets and greater economies of scale, and assumes the MidCap Blend Fund fee structure was in effect for the twelve months ended October 31, 2002.
See accompanying notes.

                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (UNAUDITED)
 -------------------------------------------------------------------------------

1. BASIS OF COMBINATION

On March 10, 2003, the Board of Directors of Principal Investors Fund, Inc. approved an Agreement and Plan of Reorganization whereby, subject to approval by the shareholders of Partners MidCap Blend Fund, MidCap Blend Fund will acquire all the assets of Partners MidCap Blend Fund subject to the liabilities of such fund, in exchange for a number of shares equal to the pro rata net assets of shares of MidCap Blend Fund (the "Merger").

The Merger will be accounted for as a tax-free merger of investment companies. The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at October 31, 2002. The unaudited pro forma schedule of investments and statement of assets and liabilities reflect the financial position of Partners MidCap Blend Fund and MidCap Blend Fund at October 31, 2002. The unaudited pro forma statement of operations reflects the results of operations of Partners MidCap Blend Fund and MidCap Blend Fund for the twelve months ended October 31, 2002. The statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above for Partners MidCap Blend Fund and MidCap Blend Fund under accounting principles generally accepted in the United States. The historical cost of investment securities will be carried forward to the surviving entity and results of operations of MidCap Blend Fund for pre-combination periods will not be restated.

The pro forma schedule of investments and statements of assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statements of Additional Information.


2. SECURITY VALUATION

MidCap Blend Fund and Partners MidCap Blend Fund value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and international securities the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Short-term securities are valued at amortized cost, which approximates market.


3. CAPITAL SHARES

The pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Partners MidCap Blend Fund by MidCap Blend Fund as of October 31, 2002. The number of additional shares issued was calculated by dividing the net asset value of each class of Partners MidCap Blend Fund by the respective class net asset value per share of MidCap Blend Fund.


4. PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2002. The expenses of Partners MidCap Blend Fund were adjusted assuming the fee structure of MidCap Blend Fund was in effect for the twelve months ended October 31, 2002.


5. DISTRIBUTIONS

No provision for federal income taxes is considered necessary because each fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

MidCap Blend Fund and Partners MidCap Blend Fund will distribute substantially all of their net investment income and any realized gains prior to the merger date.

--------------------------------------------------------------------------------------------------------------------------------
      Principal Amount or Number of Shares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
    MidCap Blend           Partners MidCap
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
        Fund                 Blend Fund            Combined
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                               Common Stocks (95.62%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Aerospace & Defense (2.68%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,630                                     1,630         Northrop Grumman
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,700                       1,400         8,100         Raytheon
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,400                                     6,400         Rockwell Collins
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           9,300         9,300         Titan 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Aerospace & Defense Equipment (1.75%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,530                                     5,530         Alliant Techsystems 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,900         2,900         Goodrich
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Apparel Manufacturers (0.67%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,700                                     6,700         Polo Ralph Lauren 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Applications Software (0.44%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,630                                     1,630         Intuit 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          22,600        22,600         Peregrine Systems 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          13,800        13,800         Rational Software 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          12,300        12,300         Siebel Systems 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Audio & Video Products (0.27%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,100         3,100         Polycom 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Auto-Medium & Heavy Duty Trucks (0.83%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,100         4,100         Navistar International 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Auto/Truck Parts & Equipment-Original (0.46%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,400         1,400         Lear 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Batteries & Battery Systems (0.19%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             700           700         Energizer Holdings 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Beverages-Non-alcoholic (0.68%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,400                                     5,400         Coca-Cola Enterprises
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,400         1,400         Pepsi Bottling Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Building Products-Air & Heating (0.51%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,470                                     1,470         American Standard 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Building Products-Cement & Aggregate (0.15%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             600           600         Martin Marietta Materials
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Building Products-Wood (1.35%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,100                                     6,100         Rayonier
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Building-Residential & Commercial (0.26%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             700           700         Ryland Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Cable TV (0.40%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           6,300         6,300         Adelphia Communications 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,600         4,600         Cablevision Systems 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Casino Hotels (0.12%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,900         1,900         Park Place Entertainment 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Casino Services (2.35%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,940                                     5,940         International Game Technology 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Cellular Telecommunications (0.09%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,100         4,100         Triton PCS Holdings 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Chemicals-Diversified (0.03%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             400           400         Hercules 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Chemicals-Specialty (0.88%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,400         2,400         Cabot
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,000         1,000         Eastman Chemical
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,600         2,600         W.R. Grace 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Coatings & Paint (0.43%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,200         3,200         RPM
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Commercial Banks (4.98%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,700         1,700         Banknorth Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,400         2,400         Compass Bancshares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             500           500         Cullen/Frost Bankers
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             900           900         First Tennessee National
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             700           700         Hibernia
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,100                         600         3,700         M&T Bank
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,100         1,100         Marshall & Ilsley
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,820                       1,100         2,920         Mercantile Bankshares
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,900         2,900         National Commerce Financial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,020                                     5,020         North Fork Bancorp.
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             400           400         Provident Financial Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              10,620                                    10,620         TCF Financial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,000         3,000         Zions Bancorp
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Commercial Services (1.84%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,770                                     6,770         Arbitron 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              11,730                                    11,730         Servicemaster
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Commercial Service-Finance (3.18%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           7,900         7,900         Concord EFS 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,800                                     4,800         Deluxe
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               7,800                         600         8,400         Dun & Bradstreet 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,220                                     2,220         H&R Block
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Computer Services (1.85%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,500         2,500         Affiliated Computer Services 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,700         2,700         Bisys Group 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,790                       5,100         7,890         DST Systems 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               7,820                       2,100         9,920         Sungard Data Systems 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              10,600                                    10,600         Unisys 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Computers (0.49%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,400         3,400         Apple Computer 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Computers-Integrated Systems (0.41%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,200                                     2,200         Diebold
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,300         1,300         Synopsys 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Computers-Memory Devices (2.31%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          18,900        18,900         EMC 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          10,500        10,500         Veritas Software 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Consulting Services (0.11%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,500         1,500         BearingPoint 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Consumer Products-Miscellaneous (0.84%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               7,500                         500         8,000         Dial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             700           700         Fortune Brands
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Containers-Paper & Plastic (1.21%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             100           100         Longview Fibre
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,300         1,300         Packaging Corp. of America 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,800         3,800         Pactiv 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,500         1,500         Sonoco Products
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Cosmetics & Toiletries (0.92%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,200                       1,700         6,900         International Flavors & Fragrances
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Data Processing & Management (0.83%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             900           900         CSG Systems International 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,400         1,400         First Data
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,900                       1,200         4,100         SEI Investments
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Dental Supplies & Equipment (0.97%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,000                                     5,000         Dentsply International
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Direct Marketing (0.05%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             300           300         Harte-Hanks
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Distribution-Wholesale (0.52%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,800         1,800         Tech Data 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Diversified Manufacturing Operations (2.41%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,790                       1,800         4,590         Cooper Industries
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,000         3,000         Federal Signal
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,500         1,500         Harsco
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,240                                     1,240         ITT Industries
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             400           400         Pentair
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,500         2,500         SPX 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             100           100         Teleflex
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Diversified Operators-Commercial Service (0.53%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,800         2,800         Aramark 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,900                                     4,900         Viad
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   E-Marketing-Information (0.33%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           5,200         5,200         DoubleClick 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Electric Products-Miscellaneous (0.03%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             900           900         GrafTech International 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Electric-Integrated (3.81%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               7,100                                     7,100         Alliant Energy
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          11,200        11,200         Allegheny Energy
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,477                       1,700         8,177         Ameren
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             100           100         Black Hills
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,500         3,500         DQE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,300         4,300         Edison International 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,100         3,100         Energy East
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,360                       2,300         5,660         Exelon
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             100           100         Pinnacle West Capital
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             100           100         Progress Energy
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,500                                     3,500         Scana
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Electronic Components-Miscellaneous (0.64%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,000                                     2,000         Gentex 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          13,100        13,100         Solectron 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,000         4,000         Vishay Intertechnology 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Electronic Components-Semiconductor (1.78%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           6,300         6,300         Fairchild Semiconductor International 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,000         4,000         Intersil Holding 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             800           800         Microchip Technology 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,200         2,200         Micron Technology 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Electronic Parts Distribution (0.84%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          10,000        10,000         Avnet
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Enterprise Software & Service (1.08%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,700         4,700         Legato Systems 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           5,700         5,700         Peoplesoft 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Entertainment Software (0.28%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,500         1,500         Activision 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Fiduciary Banks (1.99%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           7,800         7,800         Mellon Financial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Filtration & Separation Products (0.42%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,700         2,700         Pall
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Finance-Auto Loans (0.26%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,800         3,800         AmeriCredit 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Finance-Consumer Loans (1.14%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,110                                     2,110         SLM
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Finance-Credit Card (0.01%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             500           500         Metris
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Finance-Investment Banker & Broker (1.11%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,700         1,700         Investment Technology Group 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,160                       1,300         2,460         Lehman Brothers Holdings
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Finance-Mortgage Loan/Banker (0.53%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,019                                     2,019         Countrywide Credit Industries
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Financial Guarantee Insurance (1.71%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             350           350         MBIA
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,560                       1,600         4,160         PMI Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,600         3,600         Radian Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Food-Confectionery (0.79%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,300                                     2,300         Hershey Foods
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Food-Dairy Products (0.65%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,300                                     3,300         Dean Foods 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Food-Meat Products (0.13%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             900           900         Smithfield Foods 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Food-Miscellaneous/Diversified (0.98%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,400         1,400         H.J. Heinz
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               7,000                                     7,000         McCormick
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,800         2,800         Sara Lee
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Food-Retail (0.43%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,200         3,200         Kroger
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Forestry (0.73%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,114                                     6,114         Plum Creek Timber
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Gas-Distribution (0.36%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,800         1,800         Sempra Energy
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Gold Mining (1.78%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,700                                     5,700         Barrick Gold
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              10,240                                    10,240         Newmont Mining
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Health Care Cost Containment (1.19%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           7,500         7,500         Caremark Rx 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Hospital Beds & Equipment (1.20%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,378                                     4,378         Hillenbrand Industries
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Human Resources (0.37%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,200         1,200         Manpower
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Independent Power Producer (0.70%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          33,100        33,100         Calpine 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           5,400         5,400         Mirant 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Instruments-Controls (0.49%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,010                                     1,010         Johnson Controls
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             500           500         Parker Hannifin
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,800         1,800         Thermo Electron 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Insurance Brokers (0.22%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             900           900         Arthur J. Gallagher
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Internet Brokers (0.04%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,000         1,000         E*trade Group 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Internet Security (0.43%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,000         3,000         Network Associates 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Investment Management & Advisory Services (0.45%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             800           800         Affiliated Managers Group 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,480                                     2,480         Federated Investors
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,800                                     4,800         John Nuveen
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             500           500         Waddell & Reed Financial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Life & Health Insurance (1.41%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,160                                     4,160         Aflac
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,030                                     2,030         Nationwide Financial Services
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,370                                     2,370         Torchmark
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Lottery Services (1.12%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               8,495                       4,800        13,295         Gtech Holdings 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Machinery Tools & Related Products (0.28%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,000         1,000         Kennametal
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Machinery-Pumps (0.47%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             700           700         Flowserve 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,300                                     3,300         Graco
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical Information System (1.33%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              16,810                                    16,810         IMS Health
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical Instruments (4.65%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,420                         900         5,320         Beckman Coulter
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,350                                     6,350         Biomet
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,300                                     6,300         Boston Scientific 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,700                                     5,700         Edwards Lifesciences 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,400                       3,700         9,100         St. Jude Medical 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical Laboratory & Testing Service (1.71%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,700         1,700         Covance 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,400         3,400         Laboratory Corp. of America Holdings 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,100         1,100         Quest Diagnostics 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical Products (0.78%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,100                       1,800         5,900         Varian Medical Systems 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical Sterilization Product (0.72%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,000         3,000         Steris 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical-Biomedical/Gene (2.95%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,500         2,500         Icos 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,200         3,200         Idec Pharmaceuticals 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,400         1,400         InterMune 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             600           600         Protein Design Labs 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,200         4,200         Telik 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical-Drugs (1.33%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,800         1,800         Cephalon 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,900         2,900         Vertex Pharmaceuticals 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical-HMO (1.48%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,190                       2,200         3,390         Anthem 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,100         1,100         Health Net 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical-Hospitals (1.17%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              12,700                                    12,700         Health Management Associates 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,000         2,000         LifePoint Hospitals 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,440                       1,400         5,840         Universal Health Services 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical-Outpatient & Home Medical Care (0.57%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,600         2,600         Apria Healthcare Group 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Medical-Wholesale Drug Distribution (1.20%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,210                                     3,210         AmerisourceBergen
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Metal-Diversified (0.58%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               9,100                                     9,100         Freeport-McMoran Copper & Gold 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Miscellaneous Investing (8.19%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               8,880                                     8,880         AMB Property
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,260                                     2,260         Boston Properties
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,200                                     3,200         Chelsea Property Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               9,749                                     9,749         Equity Residential Properties Trust
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,400                                     4,400         Hospitality Properties Trust
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               9,300                                     9,300         Kimco Realty
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               8,800                                     8,800         Prologis Trust
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,050                                     6,050         Public Storage
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,200                                     6,200         United Dominion Realty Trust
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Motion Pictures & Services (0.38%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,300         3,300         Metro-Goldwyn-Mayer 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Multi-line Insurance (3.35%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,500         4,500         Allmerica Financial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,900         2,900         American Financial Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,800         1,800         Hartford Financial Services
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,900         3,900         Loews 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,300         1,300         MetLife
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,900         2,900         Old Republic International
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Multimedia (0.10%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             200           200         Media General
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Networking Products (0.74%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,000         3,000         3Com 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,000         2,000         Emulex 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           8,100         8,100         Extreme Networks 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Non-hazardous Waste Disposal (1.17%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,900         4,900         Allied Waste Industries 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              10,800                                    10,800         Republic Services 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Oil Company-Exploration & Production (1.25%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               1,175                                     1,175         Apache
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,460                                     3,460         Devon Energy
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             100           100         Murphy Oil
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,600         2,600         Ocean Energy
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           5,350         5,350         XTO Energy
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Oil Company-Integrated (0.53%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,830                                     4,830         Marathon Oil
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Oil Field Machinery & Equipment (0.36%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,500         1,500         Cooper Cameron 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,300         1,300         FMC Technologies 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,290                                     3,290         National-Oilwell 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Oil-Field Services (1.13%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,840                                     3,840         BJ Services 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,460                       1,400         3,860         Weatherford International 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Oil & Gas Drilling (2.85%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           5,364         5,364         GlobalSantaFe
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             500           500         Nabors Industries 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,600         2,600         Noble 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,300         1,300         Precision Drilling 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,100         3,100         Pride International 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Oil Refining & Marketing (0.20%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             400           400         Sunoco
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             300           300         Valero Energy
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Paper & Related Products (0.90%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,900                                     4,900         Boise Cascade
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,100         2,100         Bowater
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             700           700         Temple-Inland
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Pipelines (0.77%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,200         4,200         Enbridge Energy Management 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,600         2,600         Equitable Resources
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,550         2,550         Kinder Morgan Management 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               5,700                                     5,700         Questar
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Poultry (0.21%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,085         2,085         Tyson Foods
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Power Converter & Supply Equipment (0.47%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,900                                     6,900         American Power Conversion 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Printing-Commercial (0.90%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               6,640                       4,000        10,640         Valassis Communications 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Property & Casualty Insurance (1.63%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             800           800         ACE
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               9,425                                     9,425         Fidelity National Financial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                 700                                       700         Leucadia National
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Publicly Traded Investment Fund (7.59%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,420                                     3,420         iShares Russell 2000 Index Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,440                                     2,440         iShares S&P MidCap 400 Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               2,840                                     2,840         iShares S&P SmallCap 600 Index Fund
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               9,140                                     9,140         Standard & Poor's MidCap 400 Depository Receipts
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Publishing-Books (0.52%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,300         1,300         Scholastic 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Publishing-Periodicals (0.88%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           6,000         6,000         Readers Digest Association
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Recreational Centers (0.53%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           8,600         8,600         Bally Total Fitness Holding 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Regional Banks (1.09%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,600         2,600         Comerica
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             200           200         PNC Financial Services Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Reinsurance (1.14%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,500                       1,700         6,200         Everest Re Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,100         1,100         Platinum Underwriters Holdings 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Rental-Auto & Equipment (0.07%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,300         1,300         United Rentals 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Apparel & Shoe (1.15%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,400         2,400         Abercrombie & Fitch 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           7,000         7,000         Foot Locker 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             400           400         Ross Stores
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Bedding (0.57%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,700         2,700         Linens 'N Things 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Bookstore (1.21%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,600         3,600         Barnes & Noble 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,400         3,400         Borders Group 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Consumer Electronics (0.39%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,400         4,400         Circuit City Stores
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Discount (1.63%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,900         2,900         BJ's Wholesale Club 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           5,000         5,000         Dollar General
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,000         2,000         Dollar Tree Stores 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Jewelry (0.53%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,840                                     3,840         Tiffany
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Mail Order (0.17%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             800           800         Williams-Sonoma 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Restaurants (0.72%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             500           500         CBRL Group
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             400           400         Cheesecake Factory 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,600         1,600         Outback Steakhouse 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Retail-Toy Store (0.29%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           3,200         3,200         Toys R Us 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Savings & Loans-Thrifts (1.92%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               8,400                       2,821        11,221         Charter One Financial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             700           700         Downey Financial
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               3,010                         900         3,910         Golden State Bancorp
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Semiconductor Component-Integrated Circuits (1.11%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          10,000        10,000         Atmel 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                          10,800        10,800         Integrated Device Technology 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Semiconductor Equipment (0.72%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           6,600         6,600         Teradyne 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Steel-Producers (0.14%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,200         2,200         AK Steel Holding 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Therapeutics (2.91%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,300         4,300         Gilead Sciences 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           5,400         5,400         Isis Pharmaceuticals 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           4,200         4,200         Scios 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Tobacco (4.48%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               7,760                         700         8,460         RJ Reynolds Tobacco Holdings
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              17,600                                    17,600         UST
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Tools-Hand Held (0.41%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,400         1,400         Stanley Works
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Toys (0.74%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           8,100         8,100         Hasbro
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
              10,980                                    10,980         Mattel
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Transport-Air Freight (0.29%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,000         1,000         CNF
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Transport-Equipment & Leasing (0.32%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,800         1,800         Gatx
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Transport-Truck (0.32%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           2,200         2,200         Swift Transportation 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Water (1.11%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
               4,720                                     4,720         American Water Works
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Wireless Equipment (0.07%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                           1,500         1,500         Powerwave Technologies 1
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                             400           400         Stratex Networks
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                               Commercial Paper (9.46%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Finance-Mortgage Loan/Banker (9.46%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Investment in Joint Trading Account; Federal Home
                                                                          Loan Bank System
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
           1,801,313                                 1,801,313             1.72%; 11/01/02
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Commercial Paper
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Portfolio Investments (95.62%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                   Cash and receivables, net of liabilities (4.38%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Net Assets (100.00%)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                     1 Non-income producing security.
--------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                                                  Market Value
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                  MidCap Blend        Partners MidCap
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                                      Fund              Blend Fund         Combined
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Common Stocks (95.62%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Aerospace & Defense (2.68%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Northrop Grumman                                                   168,102                             168,102
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Raytheon                                                           197,650                41,300       238,950
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Rockwell Collins                                                   144,192                             144,192
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Titan 1                                                                                  119,877       119,877
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Aerospace & Defense Equipment (1.75%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Alliant Techsystems 1                                              332,629                             332,629
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Goodrich                                                                                  43,790        43,790
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Apparel Manufacturers (0.67%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Polo Ralph Lauren 1                                                127,568                             127,568
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Applications Software (0.44%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Intuit 1                                                            84,630                              84,630
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Peregrine Systems 1                                                                        2,011         2,011
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Rational Software 1                                                                       91,356        91,356
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Siebel Systems 1                                                                          92,496        92,496
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Audio & Video Products (0.27%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Polycom 1                                                                                 30,535        30,535
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Auto-Medium & Heavy Duty Trucks (0.83%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Navistar International 1                                                                  91,922        91,922
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Auto/Truck Parts & Equipment-Original (0.46%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Lear 1                                                                                    51,170        51,170
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Batteries & Battery Systems (0.19%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Energizer Holdings 1                                                                      20,888        20,888
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Beverages-Non-alcoholic (0.68%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Coca-Cola Enterprises                                              128,736                             128,736
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Pepsi Bottling Group                                                                      37,730        37,730
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Building Products-Air & Heating (0.51%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        American Standard 1                                                 98,049                              98,049
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Building Products-Cement & Aggregate (0.15%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Martin Marietta Materials                                                                 16,704        16,704
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Building Products-Wood (1.35%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Rayonier                                                           257,298                             257,298
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Building-Residential & Commercial (0.26%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Ryland Group                                                                              29,120        29,120
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Cable TV (0.40%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Adelphia Communications 1                                                                    794           794
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Cablevision Systems 1                                                                     43,976        43,976
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Casino Hotels (0.12%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Park Place Entertainment 1                                                                13,775        13,775
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Casino Services (2.35%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        International Game Technology 1                                    446,747                             446,747
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Cellular Telecommunications (0.09%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Triton PCS Holdings 1                                                                     10,045        10,045
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Chemicals-Diversified (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Hercules 1                                                                                 3,840         3,840
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Chemicals-Specialty (0.88%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Cabot                                                                                     56,832        56,832
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Eastman Chemical                                                                          36,340        36,340
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        W.R. Grace 1                                                                               4,524         4,524
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Coatings & Paint (0.43%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        RPM                                                                                       48,192        48,192
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Commercial Banks (4.98%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Banknorth Group                                                                           39,389        39,389
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Compass Bancshares                                                                        77,520        77,520
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Cullen/Frost Bankers                                                                      17,315        17,315
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        First Tennessee National                                                                  33,372        33,372
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Hibernia                                                                                  13,797        13,797
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        M&T Bank                                                           253,952                49,152       303,104
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Marshall & Ilsley                                                                         30,976        30,976
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Mercantile Bankshares                                               51,251                42,834        94,085
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        National Commerce Financial                                                               70,992        70,992
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        North Fork Bancorp.                                                193,069                             193,069
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Provident Financial Group                                                                 10,396        10,396
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        TCF Financial                                                      450,713                             450,713
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Zions Bancorp                                                                            120,630       120,630
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Commercial Services (1.84%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Arbitron 1                                                         231,195                             231,195
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Servicemaster                                                      120,233                             120,233
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Commercial Service-Finance (3.18%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Concord EFS 1                                                                            112,812       112,812
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Deluxe                                                             221,856                             221,856
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Dun & Bradstreet 1                                                 285,090                21,930       307,020
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        H&R Block                                                           98,524                              98,524
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Computer Services (1.85%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Affiliated Computer Services 1                                                           115,125       115,125
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Bisys Group 1                                                                             48,330        48,330
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        DST Systems 1                                                       85,793               156,825       242,618
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Sungard Data Systems 1                                             173,369                46,557       219,926
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Unisys 1                                                            92,538                              92,538
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Computers (0.49%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Apple Computer 1                                                                          54,638        54,638
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Computers-Integrated Systems (0.41%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Diebold                                                             78,430                              78,430
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Synopsys 1                                                                                49,205        49,205
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Computers-Memory Devices (2.31%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        EMC 1                                                                                     96,579        96,579
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Veritas Software 1                                                                       160,125       160,125
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Consulting Services (0.11%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        BearingPoint 1                                                                            11,700        11,700
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Consumer Products-Miscellaneous (0.84%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Dial                                                               159,450                10,630       170,080
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Fortune Brands                                                                            35,042        35,042
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Containers-Paper & Plastic (1.21%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Longview Fibre                                                                               680           680
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Packaging Corp. of America 1                                                              22,594        22,594
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Pactiv 1                                                                                  75,392        75,392
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Sonoco Products                                                                           35,250        35,250
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Cosmetics & Toiletries (0.92%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        International Flavors & Fragrances                                 174,460                57,035       231,495
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Data Processing & Management (0.83%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        CSG Systems International 1                                                               11,591        11,591
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        First Data                                                                                48,916        48,916
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        SEI Investments                                                     77,401                32,028       109,429
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Dental Supplies & Equipment (0.97%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Dentsply International                                             184,600                             184,600
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Direct Marketing (0.05%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Harte-Hanks                                                                                5,724         5,724
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Distribution-Wholesale (0.52%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Tech Data 1                                                                               57,510        57,510
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Diversified Manufacturing Operations (2.41%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Cooper Industries                                                   87,857                56,682       144,539
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Federal Signal                                                                            50,670        50,670
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Harsco                                                                                    38,475        38,475
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        ITT Industries                                                      80,575                              80,575
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Pentair                                                                                   13,216        13,216
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        SPX 1                                                                                    105,025       105,025
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Teleflex                                                                                   4,206         4,206
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Diversified Operators-Commercial Service (0.53%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Aramark 1                                                                                 59,080        59,080
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Viad                                                                95,158                              95,158
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    E-Marketing-Information (0.33%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        DoubleClick 1                                                                             36,400        36,400
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Electric Products-Miscellaneous (0.03%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        GrafTech International 1                                                                   3,528         3,528
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Electric-Integrated (3.81%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Alliant Energy                                                     113,742                             113,742
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Allegheny Energy                                                                          63,840        63,840
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Ameren                                                             261,671                68,680       330,351
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Black Hills                                                                                2,635         2,635
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        DQE                                                                                       55,790        55,790
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Edison International 1                                                                    43,215        43,215
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Energy East                                                                               66,030        66,030
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Exelon                                                             169,344               115,920       285,264
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Pinnacle West Capital                                                                      2,850         2,850
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Progress Energy                                                                            4,172         4,172
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Scana                                                              102,130                             102,130
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Electronic Components-Miscellaneous (0.64%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Gentex 1                                                            58,960                              58,960
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Solectron 1                                                                               29,475        29,475
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Vishay Intertechnology 1                                                                  41,200        41,200
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Electronic Components-Semiconductor (1.78%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Fairchild Semiconductor International 1                                                   74,970        74,970
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Intersil Holding 1                                                                        67,960        67,960
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Microchip Technology 1                                                                    19,520        19,520
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Micron Technology 1                                                                       35,200        35,200
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Electronic Parts Distribution (0.84%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Avnet                                                                                     93,000        93,000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Enterprise Software & Service (1.08%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Legato Systems 1                                                                          17,108        17,108
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Peoplesoft 1                                                                             103,170       103,170
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Entertainment Software (0.28%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Activision 1                                                                              30,750        30,750
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Fiduciary Banks (1.99%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Mellon Financial                                                                         220,662       220,662
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Filtration & Separation Products (0.42%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Pall                                                                                      46,899        46,899
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Finance-Auto Loans (0.26%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        AmeriCredit 1                                                                             28,842        28,842
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Finance-Consumer Loans (1.14%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        SLM                                                                216,781                             216,781
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Finance-Credit Card (0.01%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Metris                                                                                     1,425         1,425
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Finance-Investment Banker & Broker (1.11%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Investment Technology Group 1                                                             54,230        54,230
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Lehman Brothers Holdings                                            61,793                69,251       131,044
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Finance-Mortgage Loan/Banker (0.53%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Countrywide Credit Industries                                      101,576                             101,576
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Financial Guarantee Insurance (1.71%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        MBIA                                                                                      15,277        15,277
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        PMI Group                                                           76,288                47,680       123,968
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Radian Group                                                                             126,972       126,972
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Food-Confectionery (0.79%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Hershey Foods                                                      149,661                             149,661
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Food-Dairy Products (0.65%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Dean Foods 1                                                       123,717                             123,717
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Food-Meat Products (0.13%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Smithfield Foods 1                                                                        13,986        13,986
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Food-Miscellaneous/Diversified (0.98%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        H.J. Heinz                                                                                45,024        45,024
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        McCormick                                                          155,680                             155,680
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Sara Lee                                                                                  63,924        63,924
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Food-Retail (0.43%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Kroger                                                                                    47,488        47,488
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Forestry (0.73%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Plum Creek Timber                                                  138,238                             138,238
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Gas-Distribution (0.36%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Sempra Energy                                                                             39,852        39,852
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Gold Mining (1.78%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Barrick Gold                                                        85,899                              85,899
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Newmont Mining                                                     253,133                             253,133
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Health Care Cost Containment (1.19%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Caremark Rx 1                                                                            132,750       132,750
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Hospital Beds & Equipment (1.20%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Hillenbrand Industries                                             227,656                             227,656
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Human Resources (0.37%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Manpower                                                                                  40,920        40,920
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Independent Power Producer (0.70%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Calpine 1                                                                                 66,200        66,200
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Mirant 1                                                                                  11,556        11,556
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Instruments-Controls (0.49%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Johnson Controls                                                    78,780                              78,780
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Parker Hannifin                                                                           21,815        21,815
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Thermo Electron 1                                                                         33,102        33,102
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Insurance Brokers (0.22%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Arthur J. Gallagher                                                                       24,138        24,138
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Internet Brokers (0.04%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        E*trade Group 1                                                                            4,500         4,500
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Internet Security (0.43%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Network Associates 1                                                                      47,670        47,670
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Investment Management & Advisory Services (0.45%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Affiliated Managers Group 1                                                               41,536        41,536
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Federated Investors                                                 66,464                              66,464
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        John Nuveen                                                        130,080                             130,080
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Waddell & Reed Financial                                                                   8,750         8,750
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Life & Health Insurance (1.41%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Aflac                                                              126,630                             126,630
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Nationwide Financial Services                                       56,231                              56,231
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Torchmark                                                           84,846                              84,846
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Lottery Services (1.12%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Gtech Holdings 1                                                   220,870               124,800       345,670
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Machinery Tools & Related Products (0.28%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Kennametal                                                                                31,170        31,170
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Machinery-Pumps (0.47%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Flowserve 1                                                                                8,204         8,204
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Graco                                                               90,255                              90,255
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical Information System (1.33%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        IMS Health                                                         252,822                             252,822
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical Instruments (4.65%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Beckman Coulter                                                    123,097                25,065       148,162
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Biomet                                                             187,071                             187,071
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Boston Scientific 1                                                237,069                             237,069
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Edwards Lifesciences 1                                             146,433                             146,433
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        St. Jude Medical 1                                                 192,294               131,757       324,051
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical Laboratory & Testing Service (1.71%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Covance 1                                                                                 37,876        37,876
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Laboratory Corp. of America Holdings 1                                                    81,940        81,940
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Quest Diagnostics 1                                                                       70,213        70,213
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical Products (0.78%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Varian Medical Systems 1                                           197,702                86,796       284,498
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical Sterilization Product (0.72%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Steris 1                                                                                  79,590        79,590
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical-Biomedical/Gene (2.95%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Icos 1                                                                                    61,775        61,775
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Idec Pharmaceuticals 1                                                                   147,264       147,264
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        InterMune 1                                                                               51,422        51,422
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Protein Design Labs 1                                                                      4,980         4,980
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Telik 1                                                                                   61,950        61,950
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical-Drugs (1.33%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Cephalon 1                                                                                90,432        90,432
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Vertex Pharmaceuticals 1                                                                  56,869        56,869
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical-HMO (1.48%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Anthem 1                                                            74,970               138,600       213,570
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Health Net 1                                                                              25,740        25,740
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical-Hospitals (1.17%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Health Management Associates 1                                     242,824                             242,824
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        LifePoint Hospitals 1                                                                     62,700        62,700
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Universal Health Services 1                                        215,251                67,872       283,123
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical-Outpatient & Home Medical Care (0.57%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Apria Healthcare Group 1                                                                  63,414        63,414
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Medical-Wholesale Drug Distribution (1.20%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        AmerisourceBergen                                                  228,392                             228,392
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Metal-Diversified (0.58%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Freeport-McMoran Copper & Gold 1                                   111,020                             111,020
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Miscellaneous Investing (8.19%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        AMB Property                                                       237,984                             237,984
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Boston Properties                                                   80,682                              80,682
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Chelsea Property Group                                             104,160                             104,160
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Equity Residential Properties Trust                                231,246                             231,246
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Hospitality Properties Trust                                       143,968                             143,968
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Kimco Realty                                                       281,790                             281,790
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Prologis Trust                                                     212,960                             212,960
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Public Storage                                                     177,991                             177,991
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        United Dominion Realty Trust                                        89,466                              89,466
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Motion Pictures & Services (0.38%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Metro-Goldwyn-Mayer 1                                                                     42,240        42,240
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Multi-line Insurance (3.35%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Allmerica Financial                                                                       38,295        38,295
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        American Financial Group                                                                  67,222        67,222
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Hartford Financial Services                                                               71,100        71,100
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Loews 1                                                                                   78,000        78,000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        MetLife                                                                                   31,044        31,044
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Old Republic International                                                                86,449        86,449
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Multimedia (0.10%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Media General                                                                             10,940        10,940
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Networking Products (0.74%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        3Com 1                                                                                    12,657        12,657
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Emulex 1                                                                                  35,900        35,900
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Extreme Networks 1                                                                        34,101        34,101
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Non-hazardous Waste Disposal (1.17%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Allied Waste Industries 1                                                                 39,935        39,935
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Republic Services 1                                                222,264                             222,264
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Oil Company-Exploration & Production (1.25%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Apache                                                              63,520                              63,520
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Devon Energy                                                       174,730                             174,730
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Murphy Oil                                                                                 8,383         8,383
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Ocean Energy                                                                              48,438        48,438
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        XTO Energy                                                                               128,667       128,667
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Oil Company-Integrated (0.53%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Marathon Oil                                                       100,947                             100,947
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Oil Field Machinery & Equipment (0.36%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Cooper Cameron 1                                                                          69,930        69,930
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        FMC Technologies 1                                                                        24,050        24,050
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        National-Oilwell 1                                                  68,597                              68,597
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Oil-Field Services (1.13%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        BJ Services 1                                                      116,467                             116,467
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Weatherford International 1                                         98,499                56,056       154,555
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Oil & Gas Drilling (2.85%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        GlobalSantaFe                                                                            128,200       128,200
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Nabors Industries 1                                                                       17,485        17,485
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Noble 1                                                                                   84,032        84,032
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Precision Drilling 1                                                                      44,395        44,395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Pride International 1                                                                     43,028        43,028
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Oil Refining & Marketing (0.20%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Sunoco                                                                                    11,992        11,992
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Valero Energy                                                                             10,563        10,563
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Paper & Related Products (0.90%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Boise Cascade                                                      116,571                             116,571
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Bowater                                                                                   71,169        71,169
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Temple-Inland                                                                             28,714        28,714
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Pipelines (0.77%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Enbridge Energy Management 1                                                             152,040       152,040
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Equitable Resources                                                                       92,560        92,560
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Kinder Morgan Management 1                                                                75,823        75,823
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Questar                                                            147,060                             147,060
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Poultry (0.21%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Tyson Foods                                                                               23,081        23,081
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Power Converter & Supply Equipment (0.47%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        American Power Conversion 1                                         89,148                              89,148
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Printing-Commercial (0.90%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Valassis Communications 1                                          171,312               103,200       274,512
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Property & Casualty Insurance (1.63%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        ACE                                                                                       24,600        24,600
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Fidelity National Financial                                        284,635                             284,635
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Leucadia National                                                   26,257                              26,257
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Publicly Traded Investment Fund (7.59%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        iShares Russell 2000 Index Fund                                    255,303                             255,303
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        iShares S&P MidCap 400 Fund                                        207,351                             207,351
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        iShares S&P SmallCap 600 Index Fund                                272,214                             272,214
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Standard & Poor's MidCap 400 Depository Receipts                   710,178                             710,178
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Publishing-Books (0.52%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Scholastic 1                                                                              57,395        57,395
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Publishing-Periodicals (0.88%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Readers Digest Association                                                                97,560        97,560
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Recreational Centers (0.53%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Bally Total Fitness Holding 1                                                             58,480        58,480
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Regional Banks (1.09%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Comerica                                                                                 113,516       113,516
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        PNC Financial Services Group                                                               8,132         8,132
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Reinsurance (1.14%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Everest Re Group                                                   261,090                98,634       359,724
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Platinum Underwriters Holdings 1                                                          27,610        27,610
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Rental-Auto & Equipment (0.07%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        United Rentals 1                                                                           7,930         7,930
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Apparel & Shoe (1.15%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Abercrombie & Fitch 1                                                                     42,768        42,768
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Foot Locker 1                                                                             68,600        68,600
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Ross Stores                                                                               16,740        16,740
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Bedding (0.57%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Linens 'N Things 1                                                                        63,477        63,477
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Bookstore (1.21%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Barnes & Noble 1                                                                          75,960        75,960
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Borders Group 1                                                                           58,582        58,582
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Consumer Electronics (0.39%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Circuit City Stores                                                                       43,604        43,604
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Discount (1.63%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        BJ's Wholesale Club 1                                                                     58,638        58,638
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Dollar General                                                                            69,800        69,800
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Dollar Tree Stores 1                                                                      52,580        52,580
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Jewelry (0.53%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Tiffany                                                            100,531                             100,531
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Mail Order (0.17%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Williams-Sonoma 1                                                                         19,040        19,040
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Restaurants (0.72%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        CBRL Group                                                                                11,715        11,715
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Cheesecake Factory 1                                                                      13,560        13,560
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Outback Steakhouse 1                                                                      54,480        54,480
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Retail-Toy Store (0.29%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Toys R Us 1                                                                               31,968        31,968
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Savings & Loans-Thrifts (1.92%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Charter One Financial                                              254,352                85,420       339,772
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Downey Financial                                                                          27,090        27,090
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Golden State Bancorp                                               110,738                33,111       143,849
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Semiconductor Component-Integrated Circuits (1.11%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Atmel 1                                                                                   16,700        16,700
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Integrated Device Technology 1                                                           106,672       106,672
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Semiconductor Equipment (0.72%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Teradyne 1                                                                                79,926        79,926
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Steel-Producers (0.14%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        AK Steel Holding 1                                                                        15,928        15,928
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Therapeutics (2.91%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Gilead Sciences 1                                                                        149,382       149,382
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Isis Pharmaceuticals 1                                                                    52,704        52,704
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Scios 1                                                                                  121,212       121,212
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Tobacco (4.48%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        RJ Reynolds Tobacco Holdings                                       314,668                28,385       343,053
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        UST                                                                538,384                             538,384
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Tools-Hand Held (0.41%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Stanley Works                                                                             45,318        45,318
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Toys (0.74%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Hasbro                                                                                    82,782        82,782
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Mattel                                                             201,593                             201,593
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Transport-Air Freight (0.29%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        CNF                                                                                       32,190        32,190
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Transport-Equipment & Leasing (0.32%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Gatx                                                                                      36,090        36,090
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Transport-Truck (0.32%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Swift Transportation 1                                                                    35,398        35,398
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Water (1.11%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        American Water Works                                               211,362                             211,362
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Wireless Equipment (0.07%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Powerwave Technologies 1                                                                   6,915         6,915
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Stratex Networks                                                                             920           920
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Total Common Stocks                                             17,218,503            10,628,654    27,847,157
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper (9.46%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Finance-Mortgage Loan/Banker (9.46%)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Investment in Joint Trading Account; Federal Home Loan Bank System
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
            1.72%; 11/01/02                                              1,801,313                           1,801,313
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Total Commercial Paper                                           1,801,313                           1,801,313
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Total Portfolio Investments (95.62%)                            19,019,816            10,628,654    29,648,470
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    Cash and receivables, net of liabilities (4.38%)                        23,181               486,818       509,999
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        Total Net Assets (100.00%)                                      19,042,997            11,115,472    30,158,469
------------------------------------------------------------------=====================================================
------------------------------------------------------------------=====================================================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
      1 Non-income producing security.
-----------------------------------------------------------------------------------------------------------------------

                           PART C: OTHER INFORMATION

Item 15. Indemnification.

The information required in response to this item is incorporated herein by reference to Item 25 of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on February 25, 2003.

Item 16. Exhibits.

Exhibit Number Description

  (1)(a) Articles of Amendment and Restatement of the Charter of the Registrant - incorporated herein by reference to Exhibit (a)(1)c to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

   (1)(b) Articles Supplementary are incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 19, 26 and 27 to Registrant's Registration Statement on Form N1-A (File No. 33-59474) as filed with the Commission on October 12, 2001, December 30, 2002 and February 25, 2003 respectively.

     (2) By-Laws of the Registrant - incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

     (3)  None

     (4) Copy of Plan of Acquisition (included as Appendix A to the Information Statement/Prospectus, which is part of the Registration Statement on Form N-14).

     (5)  None

  (6)(a)  Management  Agreement  with  Principal  Management   Corporation  -
          incorporated herein by reference to Exhibit (d)(1)c to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

  (6)(b) Sub-Advisory Agreement with Principal Global Investors LLC - incorporated herein by reference to Exhibit (d)(2)c to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

  (7)(a)  Distribution  Agreement - incorporated herein by reference to Exhibit
          (e)(1)i   to   Post-Effective   Amendment   No.  26  to   Registrant's
          Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 30, 2002.

  (7)(b) Dealer Selling Agreement - incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on June 12, 2001.

     (8)  None

     (9)  Custody  Agreement  -  incorporated  herein by  reference  to  Exhibit
          (g)(2)b to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on December 5, 2000.

 (10)(a) 12b-1 Plan - Advisors Preferred Class Shares 12b-1 Plan is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

  (10)(b) 12b-1 Plan - Advisors Select Class Shares 12b-1 Plan - incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

  (10)(c) 12b-1 Plan - Select Class Shares 12b-1 Plan.

  (10)(d) 12b-1 Plan - Class J Shares 12b-1 Plan.

  (10)(e) Rule 18f-3 - Multiple Class Distribution Plan - incorporated herein by reference to Exhibit (o) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 33-59474) as filed with the Commission on September 22, 2000.

    (11) Opinion and consent of Counsel regarding legality of securities being registered.

     (12) Opinion and consent of Counsel regarding certain tax matters and consequences to shareholders.

     (13) None

     (14) Consent of Independent Auditors

     (15) None

     (16) Powers of attorney executed by L. D. Zimpleman,  J. E.  Aschenbrenner,
          R. C. Eucher, J. D. Davis, P. A. Ferguson, R. W. Gilbert, B. A. Lukavsky and W. C. Kimball.

  (17)(a) Voting Instruction Form

 (17)(b) Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for its fiscal year ended October 31, 2002 - incorporated herein by reference to Form 24f-2 filed with the Commission on January 23, 2003.

Item 17. Undertakings.

The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Des Moines and the State of Iowa, on the 10th day of March, 2003.


                                        Principal Investors Fund, Inc.


                                        By:____________________________________
                                           Ralph C. Eucher
                                           President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

          SIGNATURE                          TITLE                    DATE
          ---------                          -----                    ----

        __________________________                               March 10, 2003
        R. C. Eucher                  Director and President
                                    (Principal Executive Officer)

        _(L. D. Zimpleman*)_______        Director and           March 10, 2003
        L. D. Zimpleman              Chairman of the Board

        _(J. E. Aschenbrenner*)___        Director               March 10, 2003
        J. E. Aschenbrenner

        _(J. D. Davis*)___________        Director               March 10, 2003
        J. D. Davis

        _(P. A. Ferguson*)________        Director                March 10, 2003
        P. A. Ferguson

        _(R. W. Gilbert*)_________        Director                March 10, 2003
        R. W. Gilbert

        _(B. A. Lukavsky*)________        Director                March 10, 2003
        B. A. Lukavsky

        _(W. C. Kimball*)_________        Director                March 10, 2003
        W. C. Kimball

        _______________________       Executive Vice President    March 10, 2003
        M. J. Beer                    and Chief Financial Officer
                                      (Principal Financial and
                                      Accounting Officer)



                                        By:____________________________________
                                           R. C. Eucher
                                           Attorney-in-Fact *Pursuant to powers
                                           of attorney previously filed

March 10, 2003



Board of Directors
Principal Investors Fund, Inc.
Des Moines, IA 50392-0200

RE   Registration Statement on Form N-14
     Pursuant to Securities Act of 1933



I am familiar with the proposed issuance by Principal Investors Fund, Inc. of shares of each of its share classes of common stock of the MidCap Blend Fund series, par value $.01 per share, in connection with the transfer to it of the assets and liabilities of the Partners MidCap Blend Fund series pursuant to the terms of a Plan of Acquisition (the "Shares"). I am also familiar with the above-referenced Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission relating to the offer and sale of Shares. Based upon such investigation as I have deemed necessary, I am of the opinion that the Shares, when issued in accordance with the terms described in the Registration Statement, will be legally issued, fully paid and non-assessable.

I hereby consent to the filing of this opinion as a exhibit to the Registration Statement.

Very truly yours,



Michael D. Roughton
Counsel

February 18, 2003


Board of Directors
Principal Investor's Fund, Inc.
711 High Street
Des Moines, IA 50309

RE   Acquisition of Partners MidCap Blend Fund
     By MidCap Blend Fund

To the Board of Directors and Shareholders

MidCap Blend Fund intends to acquire all of the assets and assume all of the liabilities of Partners MidCap Blend Fund ("Partners MidCap Blend") in a transaction described in a Form N-14 Registration Statement to be filed with the United States Securities and Exchange Commission (the "Registration Statement") on or about March 10, 2003. You have asked for an opinion concerning the Federal income tax consequences of the proposed transaction.

MidCap Blend Fund is a series fund, meaning a segregated portfolio of assets, of Principal Investors Fund, Inc., a Maryland Corporation. Continuously since its formation it has qualified as a regulated investment company for purposes of Subchapter M of the United States Internal Revenue Code of 1986 (the "Code") and has elected to be taxed as such.

Partners MidCap Blend is also a series fund of Principal Investors Fund, Inc. Partners MidCap Blend, like MidCap Blend Fund, has qualified since its inception as a regulated investment company for purposes of the Code, and has elected to be taxed as such.

MidCap Blend Fund and Partners MidCap Blend are each a diversified, open-end management company registered with the Securities and Exchange Commission and various states.

MidCap Blend Fund will acquire all of the assets of Partners MidCap Blend, and assume all of its liabilities, in exchange for MidCap Blend Fund shares. Partners MidCap Blend will immediately liquidate and dissolve, distributing the shares of MidCap Blend Fund to Partners MidCap Blend shareholders in retirement of their Partners MidCap Blend shares. Each holder of shares of Partners MidCap Blend will as a result of the transaction own shares of MidCap Blend Fund of equal value.

Board of Directors
Page Two
February 18, 2003


In reliance on the information provided in the Registration Statement, I am of the opinion that:

1. The acquisition of all of the assets and liabilities of Partners MidCap Blend by MidCap Blend Fund in exchange for shares of MidCap Blend Fund, followed by distribution of those shares of MidCap Blend Fund to shareholders of Partners MidCap Blend in liquidation of Partners MidCap Blend, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code.

2. Shareholders of Partners MidCap Blend will recognize no gain or loss as a consequence of the surrender of their shares of Partners MidCap Blend in exchange for shares of MidCap Blend Fund pursuant to the liquidation of Partners MidCap Blend. (Code Section 354).

3. The tax basis and holding period of shares of MidCap Blend Fund acquired in exchange for shares of Partners MidCap Blend will be the same as the tax basis and the holding period of the shares of Partners MidCap Blend exchanged therefore. (Code Sections 354 and 1223).

4. Partners MidCap Blend will recognize no gain or loss on the transfer of all of its assets to MidCap Blend Fund. (Code Section 361(a)).

5. The tax basis of the assets of Partners MidCap Blend in the hands of MidCap Blend Fund will be the same as the tax basis of those assets in the hands of Partners MidCap Blend immediately prior to the acquisition. (Code
     Section 362(b)).

The foregoing opinions are based on the Code, current Treasury Regulations issued thereunder, published administrative, interpretations thereof and judicial decisions with respect thereto (collectively the "Tax Law") as of the date hereof. No assurance can be given that the Tax Laws will not change.

I hereby consent to the use of this letter as an Exhibit to, and reference to it in, the Registration Statement.

Sincerely yours,


Randy Bergstrom
Counsel to Principal Investors Fund, Inc.

                        Consent of Independent Auditors


We consent to the reference to our firm under the caption "Financial Statements" in the Statement of Additional Information and to the incorporation by reference of our report dated November 27, 2002, with respect to the financial statements and financial highlights of the MidCap Blend Fund and Partners MidCap Blend Fund of the Principal Investors Fund, Inc. incorporated by reference in this Registration Statement Under the Securities Act of 1933 (Form N-14), filed with the Securities and Exchange Commission.



LOGO
                                        /s/Ernst & Young LLP
                                        Ernst & Young LLP

Des Moines, Iowa
March 7, 2003
logo
Principal
        Financial
        Group

Name                                                 Account No.:  Account #
Address                                              Shares:  # of Shares
Address
City, State ZIP


                          Principal Investors Fund, Inc
                           Des Moines, Iowa 50392-2080

          VOTING INSTRUCTION FORM FOR A SPECIAL MEETING OF SHAREHOLDERS
                                  May 14, 2003

Principal Life Insurance Company, the custodian of your Individual Retirement Account, is soliciting instructions, as provided in the IRA Custodial Agreement, for voting Class J shares of the Partners MidCap Blend Fund, a series of Principal Investors Fund, Inc., at the Special Meeting of the Fund to be held on May 14, 2003 at 2:00 p.m. C.D.T.

Please check the appropriate box on the back of this form, date and sign exactly as your name appears. Your signature acknowledges receipt of Notice of Special Meeting of Shareholders and Information Statement dated April 10, 2003. If you complete, sign and return the form, Principal Life Insurance Company will vote as you have instructed. If you simply sign and return the form, it will be voted FOR the proposal. If your instructions are not received, votes will be cast in proportion to the instructions received from all plan participants with a voting interest in the same share class of this Series. The Board of Directors of the Fund recommends that you vote FOR the following proposal. Please mark your choices by filling in the appropriate box below. Sign and return the voting instruction form as soon as possible in the enclosed envelope.




Voting Instruction
       I hereby instruct Principal Life Insurance Company, as custodian of my IRA, to vote all of the full and fractional Class J shares of the International SmallCap Fund included in my IRA as indicated below. Receipt of the Notice of the Special Shareholders Meeting and of the Information Statement for said Special Meeting is acknowledged. Discretionary authority is hereby conferred as to all other matters as may properly come before the meeting.




    1. Approval of a Plan of Acquisition and the transactions contemplated thereby, pursuant to which the MidCap Blend Fund, a series of Principal Investors Fund, Inc., will acquire all the assets and assume all the liabilities of the Partners MidCap Blend Fund and issue in exchange shares of its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J common stock and the Partners MidCap Blend Fund will distribute those shares to its Preferred Class, Advisors Preferred Class, Select Class, Advisors Select Class, Institutional Class, and Class J shareholders in redemption of all its outstanding shares and then dissolve.

         ______ FOR        _____ AGAINST      _____ ABSTAIN


NOTE:     Please sign exactly as your name appears on this form.


Signature_______________________________        _______________________  , 2003